Not FDIC Insured May Lose Value No Bank Guarantee
FAS-Q1PH

Statements of Investments
(unaudited)
Franklin Conservative Allocation Fund 2
Franklin Corefolio Allocation Fund 4
Franklin Global Allocation Fund 5
Franklin Growth Allocation Fund 14
Franklin LifeSmart™ Retirement Income Fund 16
Franklin LifeSmart™ 2020 Retirement Target Fund 18
Franklin LifeSmart™ 2025 Retirement Target Fund 20
Franklin LifeSmart™ 2030 Retirement Target Fund 22
Franklin LifeSmart™ 2035 Retirement Target Fund 24
Franklin LifeSmart™ 2040 Retirement Target Fund 26
Franklin LifeSmart™ 2045 Retirement Target Fund 28
Franklin LifeSmart™ 2050 Retirement Target Fund 30
Franklin LifeSmart™ 2055 Retirement Target Fund 32
Franklin LifeSmart™ 2060 Retirement Target Fund 33
Franklin Moderate Allocation Fund 34
Notes to Financial Statements 36

Franklin Fund Allocator Series
Statement of Investments (unaudited), March 31, 2021
Franklin Conservative Allocation Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 329,900 $ 6,489,133
Domestic Equity 36.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 2,140,376 77,288,981
a
Franklin Growth Fund, Class R6 ........................................ 843,330 116,742,173
a
Franklin LibertyQ U.S. Equity ETF ....................................... 1,891,252 75,763,555
a
Franklin U.S. Core Equity (IU) Fund ..................................... 9,095,996 122,068,272
SPDR Portfolio S&P 500 Value ETF ..................................... 642,750 24,360,225
SPDR S&P 600 Small CapValue ETF .................................... 318,530 26,116,275
Vanguard S&P 500 ETF .............................................. 73,950 26,939,985
469,279,466
Domestic Fixed Income 49.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 2,250,109 25,786,251
a
Franklin Liberty High Yield Corporate ETF ................................. 1,960,414 51,480,472
a
Franklin Liberty Investment Grade Corporate ETF ........................... 1,757,075 44,822,983
a
Franklin Liberty Senior Loan ETF ....................................... 1,565,700 38,876,331
a
Franklin Liberty U.S. Core Bond ETF ..................................... 9,214,873 232,030,502
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 2,022,900 48,306,852
Schwab U.S. TIPS ETF ............................................... 837,125 51,198,565
a
Western Asset Core Plus Bond Fund, Class S .............................. 4,560,498 54,315,535
a
Western Asset Short-Term Bond Fund, Class IS ............................ 22,778,085 89,517,872
636,335,363
Foreign Equity 9.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,386,396 17,094,261
a
Franklin FTSE China ETF ............................................. 100,700 3,240,526
a
Franklin FTSE Europe ETF ............................................ 307,743 8,401,384
a
Franklin FTSE Japan ETF ............................................. 331,458 10,079,638
a
Franklin International Core Equity (IU) Fund ............................... 3,449,662 42,465,342
a
Franklin International Growth Fund, Class R6 .............................. 619,432 13,020,451
a
Templeton Developing Markets Trust, Class R6 ............................. 525,235 14,002,778
a
Templeton Foreign Fund, Class R6 ...................................... 2,575,240 19,571,827
127,876,207
Foreign Fixed Income 3.0%
a
Franklin Liberty International Aggregate Bond ETF .......................... 1,544,675 38,755,896
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,115,618,674) ..............................................................
1,278,736,065
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 11,046,281 11,046,281
Total Money Market Funds (Cost $11,046,281) ..................................
11,046,281
Total Short Term Investments (Cost $11,046,281 ) ................................
11,046,281
a
Total Investments (Cost $1,126,664,955) 99.9% ..................................
$1,289,782,346
Other Assets, less Liabilities 0.1% .............................................
1,382,201
Net Assets 100.0% ...........................................................
$1,291,164,547

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), March 31, 2021
Franklin Corefolio Allocation Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
See Abbreviations on page 56 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
100.0%
Domestic Equity 74.8%
a
Franklin Growth Fund, Class R6 ........................................ 1,753,790 $ 242,777,087
a,b
Franklin Growth Opportunities Fund, Class R6 ............................. 3,967,191 232,398,026
a
Franklin Mutual Shares Fund, Class R6 ................................... 9,134,494 256,222,557
731,397,670
Foreign Equity 25.2%
a
Templeton Growth Fund, Inc., Class R6 ................................... 10,021,366 246,325,170
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$605,303,336) ...............................................................
977,722,840
a a a a
Short Term Investments 0.0%
a
Money Market Funds 0.0%
†
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 394,091 394,091
Total Money Market Funds (Cost $394,091) .....................................
394,091
Total Short Term Investments (Cost $394,091 ) ..................................
394,091
a
Total Investments (Cost $605,697,427) 100.0% ..................................
$978,116,931
Other Assets, less Liabilities (0.0)% ...........................................
(480,339)
Net Assets 100.0% ...........................................................
$977,636,592
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), March 31, 2021
Franklin Global Allocation Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 66.3%
Aerospace & Defense 0.8%
Raytheon Technologies Corp. ............................ United States 312,000 $ 24,108,240
Air Freight & Logistics 0.8%
Deutsche Post AG ..................................... Germany 260,000 14,262,610
United Parcel Service, Inc., B ............................ United States 64,600 10,981,354
25,243,964
Automobiles 1.1%
Daimler AG .......................................... Germany 187,000 16,688,281
Toyota Motor Corp. .................................... Japan 227,400 17,696,273
34,384,554
Banks 4.7%
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 3,620,000 18,862,785
Bank of America Corp. ................................. United States 820,100 31,729,669
Citigroup, Inc. ........................................ United States 79,300 5,769,075
Commonwealth Bank of Australia ......................... Australia 175,000 11,482,584
HSBC Holdings plc .................................... United Kingdom 1,470,000 8,566,912
JPMorgan Chase & Co. ................................. United States 275,300 41,908,919
Royal Bank of Canada ................................. Canada 118,000 10,878,947
US Bancorp ......................................... United States 419,000 23,174,890
152,373,781
Beverages 1.5%
Coca-Cola Co. (The) ................................... United States 338,000 17,815,980
Constellation Brands, Inc., A ............................. United States 56,700 12,927,600
PepsiCo, Inc. ........................................ United States 117,000 16,549,650
47,293,230
Biotechnology 1.3%
AbbVie, Inc. ......................................... United States 272,000 29,435,840
a
Vertex Pharmaceuticals, Inc. ............................. United States 52,000 11,174,280
40,610,120
Building Products 0.4%
Trane Technologies plc ................................. United States 85,000 14,072,600
Capital Markets 1.5%
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 82,000 4,864,755
Morgan Stanley ....................................... United States 285,000 22,133,100
S&P Global, Inc. ...................................... United States 59,000 20,819,330
47,817,185
Chemicals 0.8%
BASF SE ........................................... Germany 177,000 14,707,972
Linde plc ............................................ United Kingdom 44,000 12,326,160
27,034,132
Communications Equipment 0.4%
Cisco Systems, Inc. ................................... United States 242,500 12,539,675
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc. ............................ United States 200,500 11,659,075
Electric Utilities 1.9%
Duke Energy Corp. .................................... United States 260,000 25,097,800
Iberdrola SA ......................................... Spain 1,040,000 13,422,064
NextEra Energy, Inc. ................................... United States 132,000 9,980,520
Southern Co. (The) .................................... United States 184,000 11,437,440
59,937,824

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 0.5%
Mitsubishi Electric Corp. ................................ Japan 1,132,600 $ 17,309,584
Electronic Equipment, Instruments & Components 0.8%
Hitachi Ltd. .......................................... Japan 284,000 12,873,260
TE Connectivity Ltd. ................................... United States 93,000 12,007,230
24,880,490
Entertainment 1.3%
Electronic Arts, Inc. .................................... United States 87,000 11,777,190
Nexon Co. Ltd. ....................................... Japan 330,500 10,724,078
Nintendo Co. Ltd. ..................................... Japan 32,100 18,092,700
40,593,968
Equity Real Estate Investment Trusts (REITs) 1.0%
Alexander's, Inc. ...................................... United States 12,678 3,515,609
American Tower Corp. .................................. United States 61,500 14,702,190
Prologis, Inc. ......................................... United States 136,000 14,416,000
32,633,799
Food & Staples Retailing 0.7%
Walmart, Inc. ........................................ United States 170,000 23,091,100
Food Products 1.1%
Mondelez International, Inc., A ............................ United States 250,000 14,632,500
Nestle SA ........................................... Switzerland 197,132 21,977,889
36,610,389
Health Care Equipment & Supplies 0.7%
Danaher Corp. ....................................... United States 46,000 10,353,680
Medtronic plc ........................................ United States 98,000 11,576,740
21,930,420
Health Care Providers & Services 1.5%
Anthem, Inc. ......................................... United States 46,900 16,834,755
UnitedHealth Group, Inc. ................................ United States 84,000 31,253,880
48,088,635
Hotels, Restaurants & Leisure 0.4%
McDonald's Corp. ..................................... United States 53,000 11,879,420
Household Durables 0.6%
Sony Group Corp. ..................................... Japan 192,000 20,320,027
Household Products 0.9%
Procter & Gamble Co. (The) ............................. United States 208,000 28,169,440
Industrial Conglomerates 1.2%
Honeywell International, Inc. ............................. United States 110,500 23,986,235
Siemens AG ......................................... Germany 95,697 15,722,785
39,709,020
Insurance 2.2%
AIA Group Ltd. ....................................... Hong Kong 897,000 10,976,454
Allianz SE ........................................... Germany 25,000 6,358,336
MetLife, Inc. ......................................... United States 273,300 16,613,907
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 38,000 11,701,829
Ping An Insurance Group Co. of China Ltd., H ................ China 950,000 11,363,361
Sun Life Financial, Inc. ................................. Canada 253,000 12,784,874
69,798,761

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services 2.8%
a
Alphabet, Inc., A ...................................... United States 18,500 $ 38,156,620
a
Baidu, Inc., ADR ...................................... China 45,000 9,789,750
a
Facebook, Inc., A ..................................... United States 82,000 24,151,460
Tencent Holdings Ltd. .................................. China 230,000 18,355,856
90,453,686
Internet & Direct Marketing Retail 2.2%
a
Alibaba Group Holding Ltd., ADR ......................... China 82,400 18,682,552
a
Amazon.com, Inc. ..................................... United States 13,000 40,223,040
a
JD.com, Inc., ADR ..................................... China 151,100 12,742,263
71,647,855
IT Services 2.2%
Cognizant Technology Solutions Corp., A .................... United States 274,200 21,420,504
Fujitsu Ltd. .......................................... Japan 107,000 15,569,965
Mastercard, Inc., A .................................... United States 66,000 23,499,300
Visa, Inc., A .......................................... United States 54,000 11,433,420
71,923,189
Life Sciences Tools & Services 0.3%
a
Illumina, Inc. ......................................... United States 29,000 11,137,740
Machinery 1.6%
Deere & Co. ......................................... United States 65,000 24,319,100
Stanley Black & Decker, Inc. ............................. United States 68,300 13,637,461
Volvo AB, B .......................................... Sweden 490,000 12,408,339
50,364,900
Marine 0.4%
AP Moller - Maersk A/S, B ............................... Denmark 5,655 13,127,773
Media 0.4%
Comcast Corp., A ..................................... United States 217,700 11,779,747
Metals & Mining 2.3%
Agnico Eagle Mines Ltd. ................................ Canada 210,000 12,139,163
BHP Group plc ....................................... Australia 665,000 19,143,924
Fortescue Metals Group Ltd. ............................. Australia 380,000 5,791,429
Newmont Corp. ....................................... United States 220,000 13,259,400
Rio Tinto plc ......................................... Australia 322,000 24,561,230
74,895,146
Multiline Retail 0.8%
a
Dollar Tree, Inc. ...................................... United States 76,900 8,801,974
Target Corp. ......................................... United States 78,000 15,449,460
24,251,434
Multi-Utilities 0.7%
Dominion Energy, Inc. .................................. United States 150,000 11,394,000
RWE AG ............................................ Germany 275,000 10,790,570
22,184,570
Oil, Gas & Consumable Fuels 3.0%
Canadian Natural Resources Ltd. ......................... Canada 612,000 18,918,046
Chevron Corp. ....................................... United States 305,000 31,960,950
Eni SpA ............................................ Italy 1,850,000 22,794,148
Royal Dutch Shell plc, B ................................ Netherlands 179,742 3,308,113
TOTAL SE .......................................... France 410,000 19,112,476
96,093,733

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Products 0.3%
Unilever plc .......................................... United Kingdom 187,000 $ 10,433,051
Pharmaceuticals 4.3%
AstraZeneca plc ...................................... United Kingdom 207,000 20,657,383
Bristol-Myers Squibb Co. ................................ United States 260,000 16,413,800
Eisai Co. Ltd. ........................................ Japan 236,000 15,862,514
Eli Lilly and Co. ....................................... United States 27,800 5,193,596
GlaxoSmithKline plc ................................... United Kingdom 1,372,143 24,287,279
Johnson & Johnson ................................... United States 100,000 16,435,000
Novo Nordisk A/S, B ................................... Denmark 215,000 14,487,025
Pfizer, Inc. ........................................... United States 305,000 11,050,150
Takeda Pharmaceutical Co. Ltd. .......................... Japan 399,500 14,562,642
138,949,389
Road & Rail 1.2%
Canadian National Railway Co. ........................... Canada 135,000 15,665,500
Union Pacific Corp. .................................... United States 107,000 23,583,870
39,249,370
Semiconductors & Semiconductor Equipment 4.7%
Analog Devices, Inc. ................................... United States 100,000 15,508,000
Applied Materials, Inc. .................................. United States 145,000 19,372,000
Broadcom, Inc. ....................................... United States 35,000 16,228,100
Lam Research Corp. ................................... United States 17,000 10,119,080
NVIDIA Corp. ........................................ United States 20,000 10,678,600
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 250,000 29,570,000
Texas Instruments, Inc. ................................. United States 158,100 29,879,319
Tokyo Electron Ltd. .................................... Japan 47,500 20,645,097
152,000,196
Software 4.6%
a
Adobe, Inc. .......................................... United States 39,000 18,539,430
Intuit, Inc. ........................................... United States 38,000 14,556,280
Microsoft Corp. ....................................... United States 225,000 53,048,250
Oracle Corp. ......................................... United States 213,100 14,953,227
a
salesforce.com, Inc. ................................... United States 47,000 9,957,890
a
ServiceNow, Inc. ...................................... United States 25,000 12,502,750
a
Synopsys, Inc. ....................................... United States 50,000 12,389,000
a
Workday, Inc., A ...................................... United States 51,000 12,669,930
148,616,757
Specialty Retail 2.8%
Home Depot, Inc. (The) ................................. United States 59,000 18,009,750
Lowe's Cos., Inc. ...................................... United States 114,000 21,680,520
a
O'Reilly Automotive, Inc. ................................ United States 28,000 14,203,000
TJX Cos., Inc. (The) ................................... United States 232,700 15,393,105
Tractor Supply Co. .................................... United States 118,000 20,895,440
90,181,815
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc. .......................................... United States 300,000 36,645,000
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., B ......................................... United States 164,000 21,793,960
Trading Companies & Distributors 0.6%
ITOCHU Corp. ....................................... Japan 625,600 20,310,743
Wireless Telecommunication Services 0.8%
KDDI Corp. .......................................... Japan 418,300 12,888,114

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services (continued)
Vodafone Group plc ................................... United Kingdom 7,250,000 $ 13,219,010
26,107,124
Total Common Stocks (Cost $2,064,900,134) ....................................
2,134,236,611
Management Investment Companies 9.1%
Capital Markets 9.1%
iShares Core MSCI Emerging Markets ETF .................. United States 1,700,000 109,412,000
iShares J.P. Morgan USD Emerging Markets Bond ETF ......... United States 280,000 30,486,400
b
Templeton Global Bond Fund, Class R6 .................... United States 13,070,205 122,337,117
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF ...... United States 985,000 30,219,800
292,455,317
Total Management Investment Companies (Cost $303,430,101) ...................
292,455,317
Principal
Amount
*
Corporate Bonds 4.1%
Automobiles 0.0%
†
Ford Motor Co. , Senior Note , 4.346% , 12/08/26 ...............
United States 1,207,000 1,273,614
Banks 1.5%
c
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/25/30, FRN thereafter , 11/25/35 ................ Australia 6,687,000 6,293,738
d
Bank of America Corp. , U , Junior Sub. Bond , 5.2% to 6/01/23, FRN
thereafter , Perpetual ................................. United States 3,994,000 4,175,433
Bank of Montreal , Senior Note , 1.85% , 5/01/25 ...............
Canada 1,524,000 1,563,056
Barclays plc , Senior Note , 2.852% to 5/07/25, FRN thereafter ,
5/07/26 ........................................... United Kingdom 6,250,000 6,549,071
HSBC Holdings plc , Sub. Bond , 4.25% , 8/18/25 ...............
United Kingdom 6,128,000 6,744,847
d
JPMorgan Chase & Co. , Q , Junior Sub. Bond , 5.15% to 5/01/23,
FRN thereafter , Perpetual ............................. United States 4,045,000 4,185,789
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.287% , 7/25/27
Japan 1,690,000 1,845,238
c
Societe Generale SA , Senior Note , 144A, 2.625% , 1/22/25 ...... France 6,354,000 6,589,622
Sumitomo Mitsui Financial Group, Inc. , Sub. Bond , 3.202% , 9/17/29
Japan 1,464,000 1,510,800
Toronto-Dominion Bank (The) , Sub. Bond , 3.105% to 4/22/25, FRN
thereafter , 4/22/30 ................................... Canada 4,900,000 CAD 4,124,492
d
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/15/24, FRN
thereafter , Perpetual ................................. United States 1,504,000 1,603,806
Westpac Banking Corp. , Sub. Bond , 2.894% to 2/04/25, FRN
thereafter , 2/04/30 ................................... Australia 1,503,000 1,549,984
46,735,876
Biotechnology 0.0%
†
c
Grifols SA , Senior Note , 144A, 3.2% , 5/01/25 ................ Spain 527,000 EUR 622,522
Capital Markets 0.2%
Nomura Holdings, Inc. , Senior Bond , 3.103% , 1/16/30 ..........
Japan 6,225,000 6,328,741
Chemicals 0.1%
c
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,258,000 1,265,800
c
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 . United Kingdom 1,051,000 EUR 1,254,642
2,520,442
Communications Equipment 0.0%
†
c
CommScope Technologies LLC , Senior Note , 144A, 5% , 3/15/27 .. United States 954,000 946,850

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Construction Materials 0.0%
†
c
Cemex SAB de CV , Senior Secured Bond , 144A, 5.7% , 1/11/25 ... Mexico 1,261,000 $ 1,289,656
Consumer Finance 0.1%
c,d
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5% to
6/17/25, FRN thereafter , Perpetual ....................... Germany 3,200,000 EUR 4,020,303
Containers & Packaging 0.1%
c
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 954,000 955,193
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 313,000 317,695
c
Trivium Packaging Finance BV , Senior Secured Note , 144A, 3.75% ,
8/15/26 ........................................... Netherlands 521,000 EUR 627,615
1,900,503
Diversified Telecommunication Services 0.1%
c
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 1,243,000 1,227,021
c
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.5% , 8/15/30 ................................. United States 300,000 306,137
1,533,158
Health Care Providers & Services 0.2%
Centene Corp. , Senior Note , 3.375% , 2/15/30 ................
United States 1,523,000 1,539,654
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 950,000 995,714
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 687,000 627,468
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 1,162,000 1,257,633
Tenet Healthcare Corp. , Secured Note , 5.125% , 5/01/25 ........
United States 627,000 636,593
5,057,062
Hotels, Restaurants & Leisure 0.0%
†
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 915,000 967,841
Household Products 0.2%
c
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 6,180,000 6,040,672
Independent Power and Renewable Electricity Producers 0.0%
†
c
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 ....... United States 306,000 309,029
Insurance 0.1%
Prudential Financial, Inc. , Junior Sub. Bond , 5.375% to 5/15/25, FRN
thereafter , 5/15/45 ................................... United States 4,060,000 4,458,849
Interactive Media & Services 0.2%
c
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 6,290,000 6,082,226
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. ,
Senior Bond, 3.4%, 12/06/27 ........................... China 6,300,000 6,762,651
Senior Bond, 2.125%, 2/09/31 .......................... China 750,000 716,085
7,478,736
Media 0.1%
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ..............
United States 1,226,000 1,283,972
c
Univision Communications, Inc. , Senior Secured Note , 144A,
6.625% , 6/01/27 ..................................... United States 1,210,000 1,294,458
c
Ziggo BV , Senior Secured Bond , 144A, 4.875% , 1/15/30 ........ Netherlands 1,219,000 1,248,268
3,826,698

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Metals & Mining 0.1%
c
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 9.875% , 10/17/25 United States 356,000 $ 417,517
c
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A, 5.125% ,
5/15/24 ........................................... Australia 3,217,000 3,492,825
Freeport-McMoRan, Inc. , Senior Note , 4.125% , 3/01/28 .........
United States 600,000 631,845
4,542,187
Oil, Gas & Consumable Fuels 0.2%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 1,249,000 1,314,560
Occidental Petroleum Corp. , Senior Note , 5.55% , 3/15/26 .......
United States 3,900,000 4,130,178
5,444,738
Paper & Forest Products 0.2%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ...........
Brazil 4,805,000 4,951,961
Pharmaceuticals 0.2%
AstraZeneca plc , Senior Bond , 1.375% , 8/06/30 ..............
United Kingdom 4,595,000 4,218,293
c
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ... United States 930,000 954,366
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 2.8% ,
7/21/23 ........................................... Israel 970,000 966,896
6,139,555
Road & Rail 0.2%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 .......... United Kingdom 6,220,000 6,513,211
Tobacco 0.1%
BAT Capital Corp. , Senior Bond , 2.726% , 3/25/31 .............
United Kingdom 4,350,000 4,212,454
Total Corporate Bonds (Cost $136,538,002) .....................................
133,196,884
Foreign Government and Agency Securities 8.2%
c
Australia Government Bond , Reg S, 1.5% , 6/21/31 ............ Australia 12,170,000 AUD 8,998,609
c
Belgium Government Bond , Reg S, 4% , 3/28/32 .............. Belgium 3,150,000 EUR 5,332,030
c
Bundesrepublik Deutschland , Reg S, 2% , 1/04/22 ............. Germany 6,455,000 EUR 7,724,012
Canada Government Bond ,
0.25%, 2/01/23 ..................................... Canada 4,100,000 CAD 3,265,875
5.75%, 6/01/33 ..................................... Canada 2,640,000 CAD 3,029,215
c
Canada Housing Trust No. 1 , Senior Bond , 144A, 2.65% , 12/15/28 Canada 18,100,000 CAD 15,406,890
European Investment Bank , Senior Bond , 2.125% , 4/13/26 ......
Supranational
e
14,750,000 15,590,857
c
Finland Government Bond ,
Senior Bond, 144A, Reg S, 0.75%, 4/15/31 ................ Finland 1,892,000 EUR 2,413,812
Senior Bond, 144A, Reg S, 1.375%, 4/15/47 ............... Finland 1,567,000 EUR 2,279,977
c
France Government Bond ,
Reg S, Zero Cpn., 2/25/22 ............................. France 6,530,000 EUR 7,701,627
Reg S, 8.25%, 4/25/22 ................................ France 2,484,897 EUR 3,188,416
Reg S, 2.5%, 5/25/30 ................................. France 4,120,000 EUR 5,998,883
Reg S, Zero Cpn., 11/25/30 ............................ France 4,350,000 EUR 5,127,054
Reg S, 1.5%, 5/25/31 ................................. France 4,410,000 EUR 5,975,970
c
Italy Buoni Poliennali del Tesoro ,
Reg S, 5%, 3/01/22 .................................. Italy 6,133,000 EUR 7,545,704
Senior Bond, 144A, Reg S, 4.75%, 9/01/44 ................ Italy 1,860,000 EUR 3,594,214
Senior Bond, 144A, Reg S, 3.25%, 9/01/46 ................ Italy 1,884,000 EUR 3,001,991
Senior Bond, 144A, Reg S, 1.7%, 9/01/51 ................. Italy 2,786,000 EUR 3,306,882
Japan Government Bond ,
2.3%, 9/20/26 ...................................... Japan 7,580,000,000 JPY 77,370,672
0.5%, 9/20/46 ...................................... Japan 1,435,000,000 JPY 12,684,593

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico Government Bond , Senior Bond , 4.125% , 1/21/26 .......
Mexico 13,950,000 $ 15,535,836
c
Netherlands Government Bond ,
144A, Reg S, Zero Cpn., 1/15/22 ........................ Netherlands 5,528,000 EUR 6,515,029
144A, Reg S, 0.5%, 1/15/40 ............................ Netherlands 1,410,000 EUR 1,757,138
144A, Reg S, 3.75%, 1/15/42 ........................... Netherlands 865,000 EUR 1,758,026
Spain Bonos and Obligaciones del Estado ,
c
Senior Bond, 144A, Reg S, 5.85%, 1/31/22 ................ Spain 5,904,000 EUR 7,286,905
c
Senior Bond, 144A, Reg S, 1.95%, 4/30/26 ................ Spain 2,563,000 EUR 3,346,807
6%, 1/31/29 ........................................ Spain 3,760,000 EUR 6,453,378
c
Senior Bond, 144A, Reg S, 2.9%, 10/31/46 ................ Spain 1,610,000 EUR 2,625,010
c
United Kingdom Gilt ,
Reg S, 4%, 3/07/22 .................................. United Kingdom 7,727,000 GBP 11,046,846
Reg S, 1.5%, 7/22/47 ................................. United Kingdom 5,110,000 GBP 7,221,953
Total Foreign Government and Agency Securities (Cost $274,449,378) ............
263,084,211
U.S. Government and Agency Securities 4.6%
U.S. Treasury Notes ,
0.125%, 12/31/22 .................................... United States 55,000,000 54,981,738
0.375%, 12/31/25 .................................... United States 13,000,000 12,697,852
0.875%, 11/15/30 .................................... United States 13,000,000 12,025,000
f
0.125%, 1/15/31 ..................................... United States 63,000,000 68,208,966
Total U.S. Government and Agency Securities (Cost $151,645,188) ................
147,913,556
Mortgage-Backed Securities 2.8%
Government National Mortgage Association (GNMA) Fixed Rate 2.8%
GNMA II, Single-family, 30 Year, 3%, 12/20/50 ................ United States 42,404,885 44,745,058
GNMA II, Single-family, 30 Year, 3%, 1/20/51 ................. United States 42,394,722 44,425,578
89,170,636
Total Mortgage-Backed Securities (Cost $90,285,072) ............................
89,170,636
Total Long Term Investments (Cost $3,021,247,875) .............................
3,060,057,215
a
Short Term Investments 4.4%
a a
Country Shares
a
Value
a
Money Market Funds 4.4%
b,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 140,480,690 140,480,690
Total Money Market Funds (Cost $140,480,690) .................................
140,480,690
Total Short Term Investments (Cost $140,480,690 ) ...............................
140,480,690
a
Total Investments (Cost $3,161,728,565) 99.5% ..................................
$3,200,537,905
Other Assets, less Liabilities 0.5% .............................................
17,223,358
Net Assets 100.0% ...........................................................
$3,217,761,263
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At March 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.
See Abbreviations on page 56 .
a
Non-income producing.
b
See Note 5 regarding investments in FT Underlying Funds.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $186,386,367, representing 5.8% of net assets.
d
Perpetual security with no stated maturity date.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
Principal amount of security is adjusted for inflation.
g
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... JPHQ Sell 106,337,964 150,212,476 5/25/21 $ 3,608,224 $ —
Canadian Dollar .... BZWS Sell 119,280,680 94,810,928 5/25/21 — (104,238)
Euro ............. BZWS Sell 83,092,162 100,812,812 5/25/21 3,274,942 —
Hong Kong Dollar ... HSBK Sell 389,810,445 50,270,489 5/25/21 121,262 —
Japanese Yen ...... JPHQ Sell 14,233,933,951 134,345,893 5/25/21 5,737,631 —
Total Forward Exchange Contracts ................................................... $12,742,059 $(104,238)
Net unrealized appreciation (depreciation) ............................................ $12,637,821
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Fund Allocator Series
Statement of Investments (unaudited), March 31, 2021
Franklin Growth Allocation Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 286,300 $ 5,631,521
Domestic Equity 64.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 3,097,863 111,863,823
a
Franklin Growth Fund, Class R6 ........................................ 1,757,411 243,278,452
a
Franklin LibertyQ U.S. Equity ETF ....................................... 4,184,407 167,627,344
a
Franklin U.S. Core Equity (IU) Fund ..................................... 17,936,213 240,703,974
SPDR Portfolio S&P 500 Value ETF ..................................... 1,241,925 47,068,958
SPDR S&P 600 Small CapValue ETF .................................... 342,336 28,068,129
Vanguard S&P 500 ETF .............................................. 156,525 57,022,057
895,632,737
Domestic Fixed Income 11.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 1,215,699 13,931,909
a
Franklin Liberty High Yield Corporate ETF ................................. 1,059,185 27,814,198
a
Franklin Liberty Investment Grade Corporate ETF ........................... 542,450 13,837,899
a
Franklin Liberty Senior Loan ETF ....................................... 566,250 14,059,988
a
Franklin Liberty U.S. Core Bond ETF ..................................... 2,226,850 56,072,083
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 1,169,975 27,939,003
Schwab U.S. TIPS ETF ............................................... 117,575 7,190,887
160,845,967
Foreign Equity 22.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,627,890 44,731,889
a
Franklin FTSE China ETF ............................................. 327,475 10,538,145
a
Franklin FTSE Europe ETF ............................................ 1,072,712 29,285,038
a
Franklin FTSE Japan ETF ............................................. 564,807 17,175,781
a
Franklin International Core Equity (IU) Fund ............................... 8,175,179 100,636,457
a
Franklin International Growth Fund, Class R6 .............................. 1,411,686 29,673,641
a
Templeton Developing Markets Trust, Class R6 ............................. 1,306,897 34,841,886
a
Templeton Foreign Fund, Class R6 ...................................... 5,956,728 45,271,135
312,153,972
Foreign Fixed Income 1.0%
a
Franklin Liberty International Aggregate Bond ETF .......................... 558,350 14,009,001
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,046,146,408) ..............................................................
1,388,273,198
a a a a
Short Term Investments 1.2%
a
Money Market Funds 0.5%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 7,500,012 7,500,012
Total Money Market Funds (Cost $7,500,012) ...................................
7,500,012

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
Short Term Investments
(continued)
a a
Principal Amount
a
Value
Repurchase Agreements 0.7%
c
Joint Repurchase Agreement, 0.004%, 4/01/21 (Maturity Value $8,964,992)
BNP Paribas Securities Corp. (Maturity Value $5,227,308)
Deutsche Bank Securities, Inc. (Maturity Value $1,254,650)
HSBC Securities (USA), Inc. (Maturity Value $2,483,034)
Collateralized by U.S. Government Agency Securities, 2.25% - 5%, 9/20/42 - 3/15/56;
U.S. Treasury Bonds, 6.25% - 8.13%, 5/15/21 - 2/15/25; and U.S. Treasury Note,
1.63%, 11/15/22 (valued at $9,148,574) ................................. $ 8,964,991 $ 8,964,991
Total Repurchase Agreements (Cost $8,964,991) ................................
8,964,991
Total Short Term Investments (Cost $16,465,003 ) ................................
16,465,003
a
Total Investments (Cost $1,062,611,411) 100.3% .................................
$1,404,738,201
Other Assets, less Liabilities (0.3)% ...........................................
(3,825,745)
Net Assets 100.0% ...........................................................
$1,400,912,456
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Statement of Investments (unaudited), March 31, 2021
Franklin LifeSmart™ Retirement Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
88.9%
Domestic Equity 25.9%
a
Franklin U.S. Core Equity (IU) Fund ..................................... 250,409 $ 3,360,494
Global X U.S. Preferred E TF ........................................... 272,515 6,951,858
SPDR Portfolio S&P 500 Value ETF ..................................... 54,375 2,060,813
SPDR S&P 600 Small CapValue ETF .................................... 14,585 1,195,824
Vanguard S&P 500 ETF .............................................. 4,025 1,466,308
15,035,297
Domestic Fixed Income 52.8%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 50,596 579,832
a
Franklin Liberty High Yield Corporate ETF ................................. 65,905 1,730,665
a
Franklin Liberty Investment Grade Corporate ETF ........................... 202,741 5,171,923
a
Franklin Liberty Senior Loan ETF ....................................... 92,343 2,292,877
a
Franklin Liberty U.S. Core Bond ETF ..................................... 512,365 12,901,351
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 130,599 3,118,704
a
Franklin U.S. Government Securities Fund, Class R6 ........................ 526,942 3,166,920
Schwab U.S. TIPS ETF ............................................... 27,800 1,700,248
30,662,520
Foreign Equity 7.8%
a
Franklin International Growth Fund, Class R6 .............................. 124,967 2,626,813
a
Templeton Developing Markets Trust, Class R6 ............................. 22,593 602,330
a
Templeton Foreign Fund, Class R6 ...................................... 172,836 1,313,553
4,542,696
Foreign Fixed Income 2.4%
a
Franklin Liberty International Aggregate Bond ETF .......................... 45,570 1,143,351
iShares J.P. Morgan USD Emerging Markets Bond ETF ....................... 2,350 255,868
1,399,219
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$50,662,368) ................................................................
51,639,732
Units
a a a a
Index-Linked Notes 9.8%
Capital Markets 9.8%
b,c
Credit Suisse AG, Senior Note , 144A, 14.644%, 9/06/22 ...................... 812 2,892,454
b,c
UBS AG, Senior Note, 144A, 9.58%, 5/07/21 ............................... 2,500 2,834,875
5,727,329
Total Index-Linked Notes (Cost $5,250,658) .....................................
5,727,329
Total Long Term Investments (Cost $55,913,026) ................................
57,367,061
a
a a a a

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
Short Term Investments 1.1%
a a
Shares
a
Value
a
Money Market Funds 1.1%
a,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 664,245 $ 664,245
Total Money Market Funds (Cost $664,245) .....................................
664,245
Total Short Term Investments (Cost $664,245 ) ..................................
664,245
a
Total Investments (Cost $56,577,271) 99.8% ....................................
$58,031,306
Other Assets, less Liabilities 0.2% .............................................
82,414
Net Assets 100.0% ...........................................................
$58,113,720
a
See Note 5 regarding investments in FT Underlying Funds.
b
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $5,727,329, representing 9.8% of net assets.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), March 31, 2021
Franklin LifeSmart™ 2020 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 9,825 $ 193,258
Domestic Equity 39.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 65,948 2,381,399
a
Franklin Growth Fund, Class R6 ........................................ 33,017 4,570,570
a
Franklin LibertyQ U.S. Equity ETF ....................................... 63,569 2,546,574
a
Franklin U.S. Core Equity (IU) Fund ..................................... 335,355 4,500,461
SPDR Portfolio S&P 500 Value ETF ..................................... 24,510 928,929
SPDR S&P 600 Small CapValue ETF .................................... 11,219 919,846
Vanguard S&P 500 ETF .............................................. 5,644 2,056,109
17,903,888
Domestic Fixed Income 39.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 59,290 679,464
a
Franklin Liberty High Yield Corporate ETF ................................. 69,210 1,817,455
a
Franklin Liberty Investment Grade Corporate ETF ........................... 35,585 907,773
a
Franklin Liberty Senior Loan ETF ....................................... 55,000 1,365,650
a
Franklin Liberty U.S. Core Bond ETF ..................................... 270,823 6,819,328
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 47,506 1,134,443
Schwab U.S. TIPS ETF ............................................... 37,175 2,273,623
a
Western Asset Core Plus Bond Fund, Class S .............................. 75,400 898,012
a
Western Asset Short-Term Bond Fund, Class IS ............................ 571,618 2,246,460
18,142,208
Foreign Equity 15.9%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 88,998 1,097,340
a
Franklin FTSE China ETF ............................................. 6,225 200,321
a
Franklin FTSE Europe ETF ............................................ 20,872 569,806
a
Franklin FTSE Japan ETF ............................................. 24,451 743,555
a
Franklin International Core Equity (IU) Fund ............................... 162,497 2,000,337
a
Franklin International Growth Fund, Class R6 .............................. 33,302 700,013
a
Templeton Developing Markets Trust, Class R6 ............................. 33,025 880,448
a
Templeton Foreign Fund, Class R6 ...................................... 138,398 1,051,826
7,243,646
Foreign Fixed Income 3.5%
a
Franklin Liberty International Aggregate Bond ETF .......................... 63,494 1,593,064
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$39,725,273) ................................................................
45,076,064
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 504,629 504,629
Total Money Market Funds (Cost $504,629) .....................................
504,629
Total Short Term Investments (Cost $504,629 ) ..................................
504,629
a
Total Investments (Cost $40,229,902) 100.2% ...................................
$45,580,693
Other Assets, less Liabilities (0.2)% ...........................................
(81,988)
Net Assets 100.0% ...........................................................
$45,498,705

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), March 31, 2021
Franklin LifeSmart™ 2025 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 29,825 $ 586,658
Domestic Equity 45.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 228,252 8,242,164
a
Franklin Growth Fund, Class R6 ........................................ 125,454 17,366,589
a
Franklin LibertyQ U.S. Equity ETF ....................................... 257,751 10,325,504
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,259,177 16,898,154
SPDR Portfolio S&P 500 Value ETF ..................................... 86,575 3,281,192
SPDR S&P 600 Small CapValue ETF .................................... 35,277 2,892,361
Vanguard S&P 500 ETF .............................................. 17,934 6,533,357
65,539,321
Domestic Fixed Income 32.0%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 187,667 2,150,665
a
Franklin Liberty High Yield Corporate ETF ................................. 190,741 5,008,859
a
Franklin Liberty Investment Grade Corporate ETF ........................... 111,637 2,847,860
a
Franklin Liberty Senior Loan ETF ....................................... 144,775 3,594,763
a
Franklin Liberty U.S. Core Bond ETF ..................................... 713,355 17,962,279
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 89,159 2,129,117
Schwab U.S. TIPS ETF ............................................... 82,200 5,027,352
a
Western Asset Core Plus Bond Fund, Class S .............................. 238,658 2,842,422
a
Western Asset Short-Term Bond Fund, Class IS ............................ 1,085,585 4,266,348
45,829,665
Foreign Equity 18.6%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 339,435 4,185,233
a
Franklin FTSE China ETF ............................................. 23,400 753,012
a
Franklin FTSE Europe ETF ............................................ 92,496 2,525,141
a
Franklin FTSE Japan ETF ............................................. 75,878 2,307,450
a
Franklin International Core Equity (IU) Fund ............................... 609,864 7,507,428
a
Franklin International Growth Fund, Class R6 .............................. 125,858 2,645,535
a
Templeton Developing Markets Trust, Class R6 ............................. 114,248 3,045,863
a
Templeton Foreign Fund, Class R6 ...................................... 506,041 3,845,909
26,815,571
Foreign Fixed Income 2.5%
a
Franklin Liberty International Aggregate Bond ETF .......................... 143,248 3,594,092
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$119,575,375) ...............................................................
142,365,307
a a a a
Short Term Investments 1.0%
a
Money Market Funds 0.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 804,475 804,475
Total Money Market Funds (Cost $804,475) .....................................
804,475

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
Short Term Investments
(continued)
a a
Principal Amount
a
Value
Repurchase Agreements 0.4%
c
Joint Repurchase Agreement, 0.004%, 4/01/21 (Maturity Value $646,023)
BNP Paribas Securities Corp. (Maturity Value $376,683)
Deutsche Bank Securities Inc. (Maturity Value $90,411)
HSBC Securities (USA) Inc. (Maturity Value $178,929)
Collateralized by U.S. Government Agency Securities, 2.25% - 5.00%, 09/20/42
- 03/15/56; U.S. Treasury Bonds, 6.25% - 8.13%, 05/15/21 - 02/15/25; and U.S.
Treasury Note, 1.63%, 11/15/22,
(valued at $659,252) ............................................... $ 646,023 $ 646,023
Total Repurchase Agreements (Cost $646,023) ..................................
646,023
Total Short Term Investments (Cost $1,450,498 ) .................................
1,450,498
a
Total Investments (Cost $121,025,873) 100.0% ..................................
$143,815,805
Other Assets, less Liabilities (0.0)%
†
...........................................
(3,851)
Net Assets 100.0% ...........................................................
$143,811,954
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Statement of Investments (unaudited), March 31, 2021
Franklin LifeSmart™ 2030 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 18,700 $ 367,829
Domestic Equity 50.9%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 138,192 4,990,101
a
Franklin Growth Fund, Class R6 ........................................ 75,920 10,509,553
a
Franklin LibertyQ U.S. Equity ETF ....................................... 149,942 6,006,677
a
Franklin U.S. Core Equity (IU) Fund ..................................... 745,783 10,008,409
SPDR Portfolio S&P 500 Value ETF ..................................... 52,050 1,972,695
SPDR S&P 600 Small CapValue ETF .................................... 18,541 1,520,177
Vanguard S&P 500 ETF .............................................. 11,228 4,090,361
39,097,973
Domestic Fixed Income 23.4%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 66,802 765,546
a
Franklin Liberty High Yield Corporate ETF ................................. 87,286 2,292,130
a
Franklin Liberty Investment Grade Corporate ETF ........................... 52,144 1,330,193
a
Franklin Liberty Senior Loan ETF ....................................... 45,675 1,134,110
a
Franklin Liberty U.S. Core Bond ETF ..................................... 366,786 9,235,671
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 47,590 1,136,449
Schwab U.S. TIPS ETF ............................................... 12,426 759,974
a
Western Asset Core Plus Bond Fund, Class S .............................. 111,500 1,327,964
17,982,037
Foreign Equity 22.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 214,943 2,650,242
a
Franklin FTSE China ETF ............................................. 17,962 578,017
a
Franklin FTSE Europe ETF ............................................ 56,256 1,535,789
a
Franklin FTSE Japan ETF ............................................. 57,399 1,745,504
a
Franklin International Core Equity (IU) Fund ............................... 360,560 4,438,493
a
Franklin International Growth Fund, Class R6 .............................. 69,694 1,464,962
a
Templeton Developing Markets Trust, Class R6 ............................. 81,965 2,185,177
a
Templeton Foreign Fund, Class R6 ...................................... 349,510 2,656,278
17,254,462
Foreign Fixed Income 2.0%
a
Franklin Liberty International Aggregate Bond ETF .......................... 60,458 1,516,891
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$64,303,449) ................................................................
76,219,192
a a a a
Short Term Investments 1.0%
a
Money Market Funds 0.3%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 204,606 204,606
Total Money Market Funds (Cost $204,606) .....................................
204,606

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
Short Term Investments
(continued)
a a
Principal Amount
a
Value
Repurchase Agreements 0.7%
c
Joint Repurchase Agreement, 0.004%, 4/01/21 (Maturity Value $531,901)
BNP Paribas Securities Corp. (Maturity Value $310,140)
Deutsche Bank Securities, Inc. (Maturity Value $74,440)
HSBC Securities (USA), Inc. (Maturity Value $147,321)
Collateralized by U.S. Government Agency Securities, 2.25% - 5%, 9/20/42 - 3/15/56;
U.S. Treasury Bonds, 6.25% - 8.13%, 5/15/21 - 2/15/25; and U.S. Treasury Note,
1.63%, 11/15/22 (valued at $542,793) .................................. $ 531,901 $ 531,901
Total Repurchase Agreements (Cost $531,901) ..................................
531,901
Total Short Term Investments (Cost $736,507 ) ..................................
736,507
a
Total Investments (Cost $65,039,956) 100.1% ...................................
$76,955,699
Other Assets, less Liabilities (0.1)% ...........................................
(69,455)
Net Assets 100.0% ...........................................................
$76,886,244
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Statement of Investments (unaudited), March 31, 2021
Franklin LifeSmart™ 2035 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 29,400 $ 578,298
Domestic Equity 55.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 287,745 10,390,473
a
Franklin Growth Fund, Class R6 ........................................ 168,203 23,284,325
a
Franklin LibertyQ U.S. Equity ETF ....................................... 318,013 12,739,601
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,658,993 22,263,680
SPDR Portfolio S&P 500 Value ETF ..................................... 112,550 4,265,645
SPDR S&P 600 Small CapValue ETF .................................... 36,449 2,988,454
Vanguard S&P 500 ETF .............................................. 16,251 5,920,238
81,852,416
Domestic Fixed Income 15.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 129,030 1,478,687
a
Franklin Liberty High Yield Corporate ETF ................................. 141,552 3,717,156
a
Franklin Liberty Investment Grade Corporate ETF ........................... 71,950 1,835,444
a
Franklin Liberty Senior Loan ETF ....................................... 90,000 2,234,701
a
Franklin Liberty U.S. Core Bond ETF ..................................... 442,692 11,146,985
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 45,975 1,097,883
Schwab U.S. TIPS ETF ............................................... 12,000 733,920
a
Western Asset Core Plus Bond Fund, Class S .............................. 123,067 1,465,727
23,710,503
Foreign Equity 26.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 535,840 6,606,904
a
Franklin FTSE China ETF ............................................. 36,925 1,188,246
a
Franklin FTSE Europe ETF ............................................ 126,032 3,440,674
a
Franklin FTSE Japan ETF ............................................. 115,093 3,499,978
a
Franklin International Core Equity (IU) Fund ............................... 789,493 9,718,662
a
Franklin International Growth Fund, Class R6 .............................. 153,398 3,224,430
a
Templeton Developing Markets Trust, Class R6 ............................. 202,875 5,408,658
a
Templeton Foreign Fund, Class R6 ...................................... 798,079 6,065,403
39,152,955
Foreign Fixed Income 1.5%
a
Franklin Liberty International Aggregate Bond ETF .......................... 89,050 2,234,264
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$117,648,771) ...............................................................
147,528,436
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 1,540,826 1,540,826
Total Money Market Funds (Cost $1,540,826) ...................................
1,540,826

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
Short Term Investments
(continued)
a a
Principal Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 0.004%, 4/01/21 (Maturity Value $127,972)
BNP Paribas Securities Corp. (Maturity Value $74,618)
Deutsche Bank Securities, Inc. (Maturity Value $17,910)
HSBC Securities (USA), Inc. (Maturity Value $35,444)
Collateralized by U.S. Government Agency Securities, 2.25% - 5%, 9/20/42 - 3/15/56;
U.S. Treasury Bonds, 6.25% - 8.13%, 5/15/21 - 2/15/25; and U.S. Treasury Note,
1.63%, 11/15/22 (valued at $130,592) .................................. $ 127,972 $ 127,972
Total Repurchase Agreements (Cost $127,972) ..................................
127,972
Total Short Term Investments (Cost $1,668,798 ) .................................
1,668,798
a
Total Investments (Cost $119,317,569) 100.1% ..................................
$149,197,234
Other Assets, less Liabilities (0.1)% ...........................................
(221,364)
Net Assets 100.0% ...........................................................
$148,975,870
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Statement of Investments (unaudited), March 31, 2021
Franklin LifeSmart™ 2040 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 12,325 $ 242,433
Domestic Equity 61.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 133,103 4,806,339
a
Franklin Growth Fund, Class R6 ........................................ 74,367 10,294,594
a
Franklin LibertyQ U.S. Equity ETF ....................................... 152,536 6,110,592
a
Franklin U.S. Core Equity (IU) Fund ..................................... 766,334 10,284,208
SPDR Portfolio S&P 500 Value ETF ..................................... 51,225 1,941,428
SPDR S&P 600 Small CapValue ETF .................................... 15,020 1,231,490
Vanguard S&P 500 ETF .............................................. 9,400 3,424,419
38,093,070
Domestic Fixed Income 8.5%
a
Franklin Liberty High Yield Corporate ETF ................................. 46,780 1,228,443
a
Franklin Liberty Investment Grade Corporate ETF ........................... 17,975 458,542
a
Franklin Liberty Senior Loan ETF ....................................... 25,025 621,371
a
Franklin Liberty U.S. Core Bond ETF ..................................... 104,931 2,642,163
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 12,750 304,470
5,254,989
Foreign Equity 29.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 232,437 2,865,946
a
Franklin FTSE China ETF ............................................. 19,375 623,487
a
Franklin FTSE Europe ETF ............................................ 57,777 1,577,312
a
Franklin FTSE Japan ETF ............................................. 56,193 1,708,829
a
Franklin International Core Equity (IU) Fund ............................... 370,388 4,559,480
a
Franklin International Growth Fund, Class R6 .............................. 77,391 1,626,751
a
Templeton Developing Markets Trust, Class R6 ............................. 78,788 2,100,491
a
Templeton Foreign Fund, Class R6 ...................................... 389,809 2,962,546
18,024,842
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$49,250,762) ................................................................
61,615,334
a a a a
Short Term Investments 1.2%
a
Money Market Funds 1.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 637,020 637,020
Total Money Market Funds (Cost $637,020) .....................................
637,020

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
Short Term Investments
(continued)
a a
Principal Amount
a
Value
Repurchase Agreements 0.2%
c
Joint Repurchase Agreement, 0.004%, 4/01/21 (Maturity Value $100,756)
BNP Paribas Securities Corp. (Maturity Value $58,748)
Deutsche Bank Securities Inc. (Maturity Value $14,101)
HSBC Securities (USA) Inc. (Maturity Value $27,906)
Collateralized by U.S. Government Agency Securities, 2.25% - 5.00%, 09/20/42
- 03/15/56; U.S. Treasury Bonds, 6.25% - 8.13%, 05/15/21 - 02/15/25; and U.S.
Treasury Note, 1.63%, 11/15/22,
(valued at $102,818) ............................................... $ 100,755 $ 100,755
Total Repurchase Agreements (Cost $100,755) ..................................
100,755
Total Short Term Investments (Cost $737,775 ) ..................................
737,775
a
Total Investments (Cost $49,988,537) 100.3% ...................................
$62,353,109
Other Assets, less Liabilities (0.3)% ...........................................
(146,992)
Net Assets 100.0% ...........................................................
$62,206,117
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Statement of Investments (unaudited), March 31, 2021
Franklin LifeSmart™ 2045 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 21,100 $ 415,037
Domestic Equity 65.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 242,978 8,773,952
a
Franklin Growth Fund, Class R6 ........................................ 142,746 19,760,326
a
Franklin LibertyQ U.S. Equity ETF ....................................... 273,946 10,974,277
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,422,845 19,094,574
SPDR Portfolio S&P 500 Value ETF ..................................... 96,429 3,654,659
SPDR S&P 600 Small CapValue ETF .................................... 25,960 2,128,460
Vanguard S&P 500 ETF .............................................. 14,647 5,335,902
69,722,150
Domestic Fixed Income 1.5%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 62,317 1,569,142
Foreign Equity 31.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 440,693 5,433,743
a
Franklin FTSE China ETF ............................................. 33,200 1,068,376
a
Franklin FTSE Europe ETF ............................................ 105,379 2,876,847
a
Franklin FTSE Japan ETF ............................................. 113,034 3,437,364
a
Franklin International Core Equity (IU) Fund ............................... 652,244 8,029,125
a
Franklin International Growth Fund, Class R6 .............................. 140,544 2,954,238
a
Templeton Developing Markets Trust, Class R6 ............................. 162,105 4,321,726
a
Templeton Foreign Fund, Class R6 ...................................... 765,686 5,819,217
33,940,636
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$80,754,586) ................................................................
105,646,965
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 830,736 830,736
Total Money Market Funds (Cost $830,736) .....................................
830,736
Principal Amount
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, 0.004%, 4/01/21 (Maturity Value $55,105)
BNP Paribas Securities Corp. (Maturity Value $32,131)
Deutsche Bank Securities, Inc. (Maturity Value $7,712)
HSBC Securities (USA), Inc. (Maturity Value $15,262)
Collateralized by U.S. Government Agency Securities, 2.25% - 5%, 9/20/42 - 3/15/56;
U.S. Treasury Bonds, 6.25% - 8.13%, 5/15/21 - 2/15/25; and U.S. Treasury Note,
1.63%, 11/15/22 (valued at $56,233) ................................... $ 55,105 55,105
Total Repurchase Agreements (Cost $55,105) ...................................
55,105
Total Short Term Investments (Cost $885,841 ) ..................................
885,841
a
Total Investments (Cost $81,640,427) 99.8% ....................................
$106,532,806
Other Assets, less Liabilities 0.2% .............................................
144,655
Net Assets 100.0% ...........................................................
$106,677,461

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Statement of Investments (unaudited), March 31, 2021
Franklin LifeSmart™ 2050 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 10,625 $ 208,994
Domestic Equity 65.8%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 131,605 4,752,243
a
Franklin Growth Fund, Class R6 ........................................ 75,836 10,497,935
a
Franklin LibertyQ U.S. Equity ETF ....................................... 156,728 6,278,524
a
Franklin U.S. Core Equity (IU) Fund ..................................... 749,420 10,057,220
SPDR Portfolio S&P 500 Value ETF ..................................... 55,576 2,106,330
SPDR S&P 600 Small CapValue ETF .................................... 13,866 1,136,873
Vanguard S&P 500 ETF .............................................. 8,714 3,174,510
38,003,635
Foreign Equity 32.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 236,444 2,915,350
a
Franklin FTSE China ETF ............................................. 17,975 578,436
a
Franklin FTSE Europe ETF ............................................ 63,375 1,730,138
a
Franklin FTSE Japan ETF ............................................. 61,184 1,860,606
a
Franklin International Core Equity (IU) Fund ............................... 376,594 4,635,872
a
Franklin International Growth Fund, Class R6 .............................. 82,029 1,724,246
a
Templeton Developing Markets Trust, Class R6 ............................. 82,723 2,205,398
a
Templeton Foreign Fund, Class R6 ...................................... 433,379 3,293,679
18,943,725
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$44,951,246) ................................................................
57,156,354
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 450,788 450,788
Total Money Market Funds (Cost $450,788) .....................................
450,788
Principal Amount
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, 0.004%, 4/01/21 (Maturity Value $14,561)
BNP Paribas Securities Corp. (Maturity Value $8,490)
Deutsche Bank Securities, Inc. (Maturity Value $2,038)
HSBC Securities (USA), Inc. (Maturity Value $4,033)
Collateralized by U.S. Government Agency Securities, 2.25% - 5%, 9/20/42 - 3/15/56;
U.S. Treasury Bonds, 6.25% - 8.13%, 5/15/21 - 2/15/25; and U.S. Treasury Note,
1.63%, 11/15/22
(valued at $14,859) ................................................ $ 14,561 14,561
Total Repurchase Agreements (Cost $14,561) ...................................
14,561
Total Short Term Investments (Cost $465,349 ) ..................................
465,349
a
Total Investments (Cost $45,416,595) 99.8% ....................................
$57,621,703
Other Assets, less Liabilities 0.2% .............................................
109,578
Net Assets 100.0% ...........................................................
$57,731,281

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Statement of Investments (unaudited), March 31, 2021
Franklin LifeSmart™ 2055 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
See Abbreviations on page 56 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.9%
Alternative Strategies 0.3%
a
Franklin Liberty Systematic Style Premia ETF .............................. 5,650 $ 111,135
Domestic Equity 65.7%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 77,252 2,789,554
a
Franklin Growth Fund, Class R6 ........................................ 44,488 6,158,406
a
Franklin LibertyQ U.S. Equity ETF ....................................... 92,065 3,688,124
a
Franklin U.S. Core Equity (IU) Fund ..................................... 432,892 5,809,414
SPDR Portfolio S&P 500 Value ETF ..................................... 32,100 1,216,590
SPDR S&P 600 Small CapValue ETF .................................... 8,078 662,315
Vanguard S&P 500 ETF .............................................. 5,389 1,963,213
22,287,616
Foreign Equity 32.9%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 138,414 1,706,647
a
Franklin FTSE China ETF ............................................. 10,547 339,402
a
Franklin FTSE Europe ETF ............................................ 36,908 1,007,588
a
Franklin FTSE Japan ETF ............................................. 35,365 1,075,450
a
Franklin International Core Equity (IU) Fund ............................... 219,173 2,698,021
a
Franklin International Growth Fund, Class R6 .............................. 56,837 1,194,718
a
Templeton Developing Markets Trust, Class R6 ............................. 48,548 1,294,295
a
Templeton Foreign Fund, Class R6 ...................................... 243,417 1,849,972
11,166,093
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$27,357,402) ................................................................
33,564,844
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 372,849 372,849
Total Money Market Funds (Cost $372,849) .....................................
372,849
Total Short Term Investments (Cost $372,849 ) ..................................
372,849
a
Total Investments (Cost $27,730,251) 100.0% ...................................
$33,937,693
Other Assets, less Liabilities (0.0)%
†
...........................................
(6,372)
Net Assets 100.0% ...........................................................
$33,931,321
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), March 31, 2021
Franklin LifeSmart™ 2060 Retirement Target Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.2%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 250 $ 4,918
Domestic Equity 65.1%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 2,440 88,126
a
Franklin Growth Fund, Class R6 ........................................ 1,369 189,516
a
Franklin LibertyQ U.S. Equity ETF ....................................... 2,868 114,892
a
Franklin U.S. Core Equity (IU) Fund ..................................... 13,842 185,764
SPDR Portfolio S&P 500 Value ETF ..................................... 1,021 38,696
SPDR S&P 600 Small CapValue ETF .................................... 266 21,809
Vanguard S&P 500 ETF .............................................. 179 65,210
704,013
Foreign Equity 32.6%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 4,256 52,470
a
Franklin FTSE China ETF ............................................. 342 11,006
a
Franklin FTSE Europe ETF ............................................ 1,061 28,965
a
Franklin FTSE Japan ETF ............................................. 1,109 33,725
a
Franklin International Core Equity (IU) Fund ............................... 7,080 87,157
a
Franklin International Growth Fund, Class R6 .............................. 1,795 37,737
a
Templeton Developing Markets Trust, Class R6 ............................. 1,566 41,761
a
Templeton Foreign Fund, Class R6 ...................................... 7,688 58,425
351,246
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,013,593) .................................................................
1,060,177
a a a a
Short Term Investments 1.0%
a
Money Market Funds 1.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 11,284 11,284
Total Money Market Funds (Cost $11,284) ......................................
11,284
Total Short Term Investments (Cost $11,284 ) ...................................
11,284
a
Total Investments (Cost $1,024,877) 99.2% .....................................
$1,071,461
Other Assets, less Liabilities 0.8% .............................................
8,265
Net Assets 100.0% ...........................................................
$1,079,726
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), March 31, 2021
Franklin Moderate Allocation Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 0.4%
a
Franklin Liberty Systematic Style Premia ETF .............................. 421,300 $ 8,286,971
Domestic Equity 50.6%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 3,502,203 126,464,534
a
Franklin Growth Fund, Class R6 ........................................ 1,990,392 275,529,900
a
Franklin LibertyQ U.S. Equity ETF ....................................... 4,849,090 194,254,545
a
Franklin U.S. Core Equity (IU) Fund ..................................... 20,624,325 276,778,442
SPDR Portfolio S&P 500 Value ETF ..................................... 1,426,325 54,057,718
SPDR S&P 600 Small CapValue ETF .................................... 497,025 40,751,080
Vanguard S&P 500 ETF .............................................. 157,525 57,386,357
1,025,222,576
Domestic Fixed Income 30.4%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 1,764,380 20,219,798
a
Franklin Liberty High Yield Corporate ETF ................................. 2,305,851 60,551,647
a
Franklin Liberty Investment Grade Corporate ETF ........................... 2,165,075 55,231,063
a
Franklin Liberty Senior Loan ETF ....................................... 1,638,425 40,682,093
a
Franklin Liberty U.S. Core Bond ETF ..................................... 11,277,948 283,978,731
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 2,542,700 60,719,676
Schwab U.S. TIPS ETF ............................................... 820,525 50,183,309
a
Western Asset Core Plus Bond Fund, Class S .............................. 3,786,383 45,095,817
616,662,134
Foreign Equity 15.7%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,523,456 43,444,214
a
Franklin FTSE China ETF ............................................. 316,300 10,178,534
a
Franklin FTSE Europe ETF ............................................ 976,921 26,669,943
a
Franklin FTSE Japan ETF ............................................. 655,774 19,942,087
a
Franklin International Core Equity (IU) Fund ............................... 8,556,301 105,328,066
a
Franklin International Growth Fund, Class R6 .............................. 1,536,752 32,302,527
a
Templeton Developing Markets Trust, Class R6 ............................. 1,321,561 35,232,810
a
Templeton Foreign Fund, Class R6 ...................................... 6,115,719 46,479,463
319,577,644
Foreign Fixed Income 2.0%
a
Franklin Liberty International Aggregate Bond ETF .......................... 1,618,000 40,595,620
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,625,194,123) ..............................................................
2,010,344,945
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 12,054,692 12,054,692
Total Money Market Funds (Cost $12,054,692) ..................................
12,054,692

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Moderate Allocation Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
Short Term Investments
(continued)
a a
Principal Amount
a
Value
Repurchase Agreements 0.3%
c
Joint Repurchase Agreement, 0.004%, 4/01/21 (Maturity Value $6,876,391)
BNP Paribas Securities Corp. (Maturity Value $4,009,486)
Deutsche Bank Securities, Inc. (Maturity Value $962,351)
HSBC Securities (USA), Inc. (Maturity Value $1,904,554)
Collateralized by U.S. Government Agency Securities, 2.25% - 5%, 9/20/42 - 3/15/56;
U.S. Treasury Bonds, 6.25% - 8.13%, 5/15/21 - 2/15/25; and U.S. Treasury Note,
1.63%, 11/15/22 (valued at $7,017,204) ................................. $ 6,876,391 $ 6,876,391
Total Repurchase Agreements (Cost $6,876,391) ................................
6,876,391
Total Short Term Investments (Cost $18,931,083 ) ................................
18,931,083
a
Total Investments (Cost $1,644,125,206) 100.0% ................................
$2,029,276,028
Other Assets, less Liabilities (0.0)%
†
...........................................
(475,418)
Net Assets 100.0% ...........................................................
$2,028,800,610
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-five separate funds, fifteen of which are included in this report (Funds)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
Effective February 1, 2021, the Franklin Global Allocation Fund (Fund) repositioned to a direct investment fund with an actively managed dynamic allocation strategy, which involved modifying the Fund’s principal investment strategies and changing the name of the Fund from Franklin Founding Funds Allocation Fund to Franklin Global Allocation Fund.
Effective January 29, 2021, the Trust began offering shares of the Franklin LifeSmart™ 2060 Retirement Target Fund.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The following Funds have invested in derivatives during the period.
Franklin Global Allocation Fund - Forwards
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
5. Investments in FT Underlying Funds
The Funds, which are managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services,
LLC (FT Services), invest in FT Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services.
The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the three months ended March 31, 2021, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Controlled Affiliates
Franklin Liberty International
Aggregate Bond ETF ........ $61,041,693 $428,710 $(21,611,844) $ (262,926) $ (839,737) $ 38,755,896 1,544,675 $ —
3. Derivative Financial Instruments
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ — $ 25,651,338 $ — $ — $ 134,913 $ 25,786,251 2,250,109 $ 17,894
ClearBridge Large Cap Value Fund,
Class IS ................. — 76,184,832 — — 1,104,149 77,288,981 2,140,376 218,757
Franklin Emerging Market Core
Equity (IU) Fund ........... 16,123,784 — — — 970,477 17,094,261 1,386,396 —
Franklin FTSE China ETF ..... 3,114,896 89,404 — — 36,226 3,240,526 100,700 —
Franklin FTSE Europe ETF .... 12,816,076 — (4,947,124) 509,585 22,847 8,401,384 307,743 —
Franklin FTSE Japan ETF ..... 6,956,102 2,975,156 — — 148,380 10,079,638 331,458 —
Franklin Growth Fund, Class R6 . 126,745,749 — (12,414,179) 560,681 1,849,922 116,742,173 843,330 —
Franklin International Core Equity
(IU) Fund ................ 40,844,001 — — — 1,621,341 42,465,342 3,449,662 —
Franklin International Growth Fund,
Class R6 ................ 13,392,110 — — — (371,659) 13,020,451 619,432 —
Franklin Liberty High Yield
Corporate ETF ............ 19,092,902 32,927,960 — — (540,390) 51,480,472 1,960,414 462,402
Franklin Liberty Investment Grade
Corporate ETF ............ 49,886,647 758,160 (2,896,710) (170,494) (2,754,620) 44,822,983 1,757,075 348,055
Franklin Liberty Senior Loan ETF — 39,201,214 — — (324,883) 38,876,331 1,565,700 117,290
Franklin Liberty Short Duration U.S.
Government ETF ........... 48,743,931 — (48,562,962) (154,368) (26,601) —
a
— 85,306
Franklin Liberty Systematic Style
Premia ETF .............. 5,277,512 1,209,797 — — 1,824 6,489,133 329,900 —
Franklin Liberty U.S. Core Bond
ETF .................... 302,240,393 24,003,483 (82,899,630) (393,321) (10,920,423) 232,030,502 9,214,873 1,653,509
Franklin Liberty U.S. Treasury Bond
ETF .................... 60,704,285 434,934 (10,286,531) (536,405) (2,009,431) 48,306,852 2,022,900 229,453
Franklin LibertyQ U.S. Equity ETF 93,294,463 13,206,636 (34,868,921) 4,296,398 (165,021) 75,763,555 1,891,252 243,549
Franklin Low Duration Total Return
Fund, Class R6 ............ 55,875,006 122,193 (56,054,928) 473,865 (416,136) —
a
— 176,877
Franklin Rising Dividends Fund,
Class R6 ................ 66,873,189 — (68,799,427) 37,223,819 (35,297,581) —
a
— —
Franklin U.S. Core Equity (IU) Fund 114,063,795 — — — 8,004,477 122,068,272 9,095,996 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 5,871,512 51,287,935 (46,113,166) — — 11,046,281 11,046,281 96
Templeton Developing Markets
Trust, Class R6 ............ 13,251,691 — — — 751,087 14,002,778 525,235 —
Templeton Foreign Fund, Class R6 18,026,683 — — — 1,545,144 19,571,827 2,575,240 —
Templeton Global Total Return
Fund, Class R6 ............ 12,325,096 203,783 (12,005,404) (1,350,484) 827,009 —
a
— 203,783
Western Asset Core Plus Bond
Fund, Class S ............. — 54,497,864 — — (182,329) 54,315,535 4,560,498 26,796
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ — $ 89,745,580 $ — $ — $ (227,708) $ 89,517,872 22,778,085 $ 28,525
Total Non-Controlled Affiliates $1,085,519,823 $412,500,269 $(379,848,982) $ 40,459,276 $ (36,218,986) $1,122,411,400 $ 3,812,292
Total Affiliated Securities .... $1,146,561,516 $412,928,979 $(401,460,826) $40,196,350 $(37,058,723) $1,161,167,296 $3,812,292
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . 240,674,595 — (2,698,479) 109,300 4,691,671 242,777,087 1,753,790 —
Franklin Growth Opportunities
Fund, Class R6 ............ 240,066,441 — (2,231,608) 185,294 (5,622,101) 232,398,026 3,967,191 —
Franklin Mutual Shares Fund, Class
R6 ..................... 234,889,839 — (3,819,125) (260,794) 25,412,637 256,222,557 9,134,494 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 4,494,201 (4,100,110) — — 394,091 394,091 6
Templeton Growth Fund, Inc., Class
R6 ..................... 237,214,959 — (616,721) (64,851) 9,791,783 246,325,170 10,021,366 —
Total Non-Controlled Affiliates $952,845,834 $4,494,201 $(13,466,043) (31,051) 34,273,990 $978,116,931 6
Total Affiliated Securities .... $952,845,834 $4,494,201 $(13,466,043) $(31,051) $34,273,990 $978,116,931 $6
Franklin Global Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6 . 1,087,143,048 4,911,217 (1,082,679,346) (76,752,826) 67,377,907 —
a
— 4,911,216
Franklin Mutual Shares Fund, Class
R6 ..................... 1,103,704,998 — (1,104,695,326) (21,788,732) 22,779,060 —
a
— —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 831,650,932 (691,170,242) — — 140,480,690 140,480,690 1,330
Templeton Global Bond Fund,
Class R6 ................ — 126,112,571 — — (3,775,454) 122,337,117 13,070,205 1,112,571
Templeton Growth Fund, Inc., Class
R6 ..................... 1,093,315,104 — (1,065,286,816) (27,837,205) (191,083) —
a
— —
Total Non-Controlled Affiliates $3,284,163,150 $962,674,720 $(3,943,831,730) (126,378,763) 86,190,430 $262,817,807 6,025,117
Total Affiliated Securities .... $3,284,163,150 $962,674,720 $(3,943,831,730) $(126,378,763) $86,190,430 $262,817,807 $6,025,117
Franklin Growth Allocation Fund
Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. $— $109,561,030 $— — 2,302,793 111,863,823 3,097,863 316,617
Franklin Emerging Market Core
Equity (IU) Fund ........... $42,192,366 $— $— — 2,539,523 44,731,889 3,627,890 —
Franklin FTSE Europe ETF .... $29,700,957 $— $(1,783,719) 85,797 1,282,003 29,285,038 1,072,712 —
Franklin International Core Equity
(IU) Fund ................ $96,794,122 $— $— — 3,842,335 100,636,457 8,175,179 —
Franklin U.S. Core Equity (IU) Fund $224,920,106 $— $— — 15,783,868 240,703,974 17,936,213 —
Total Controlled Affiliates .... $393,607,551 $109,561,030 $(1,783,719) $ 85,797 $ 25,750,522 $527,221,181 $ 316,617
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ — $ 13,859,018 $ — $ — $ 72,891 $ 13,931,909 1,215,699 $ 9,668
Franklin FTSE China ETF ..... 7,953,840 2,494,439 — — 89,866 10,538,145 327,475 —
Franklin FTSE Japan ETF ..... 14,977,315 1,880,845 — — 317,621 17,175,781 564,807 —
Franklin Growth Fund, Class R6 . 248,864,005 — (10,667,921) 656,505 4,425,863 243,278,452 1,757,411 —
Franklin International Growth Fund,
Class R6 ................ 31,172,245 — (649,784) 27,727 (876,547) 29,673,641 1,411,686 —
Franklin Liberty High Yield
Corporate ETF ............ 5,437,401 22,501,168 — — (124,371) 27,814,198 1,059,185 169,546
Franklin Liberty International
Aggregate Bond ETF ........ 18,704,049 203,997 (4,557,461) (60,610) (280,974) 14,009,001 558,350 —
Franklin Liberty Investment Grade
Corporate ETF ............ 13,319,310 1,295,872 — — (777,283) 13,837,899 542,450 97,324
Franklin Liberty Senior Loan ETF — 14,177,484 — — (117,496) 14,059,988 566,250 42,419
Franklin Liberty Short Duration U.S.
Government ETF ........... 13,416,969 — (13,367,156) (38,460) (11,353) —
a
— 23,481
Franklin Liberty Systematic Style
Premia ETF .............. 5,628,429 — — — 3,092 5,631,521 286,300 —
Franklin Liberty U.S. Core Bond
ETF .................... 79,864,061 968,982 (21,905,690) 68,151 (2,923,421) 56,072,083 2,226,850 416,753
Franklin Liberty U.S. Treasury Bond
ETF .................... 17,377,414 11,396,475 — — (834,886) 27,939,003 1,169,975 88,017
Franklin LibertyQ U.S. Equity ETF 179,207,916 26,214,245 (45,674,323) 4,213,039 3,666,467 167,627,344 4,184,407 467,826
Franklin Low Duration Total Return
Fund, Class R6 ............ 14,927,981 32,646 (14,976,050) 166,008 (150,585) —
a
— 47,256
Franklin Rising Dividends Fund,
Class R6 ................ 123,829,549 — (128,460,585) 75,672,210 (71,041,174) —
a
— —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 38,137,499 (30,637,487) — — 7,500,012 7,500,012 78
Templeton Developing Markets
Trust, Class R6 ............ 33,686,403 — (814,323) 115,362 1,854,444 34,841,886 1,306,897 —
Templeton Foreign Fund, Class R6 42,607,247 — (959,557) 82,756 3,540,689 45,271,135 5,956,728 —
Templeton Global Total Return
Fund, Class R6 ............ 13,148,651 217,399 (12,807,597) (1,511,992) 953,539 —
a
— 217,399
Total Non-Controlled Affiliates $864,122,785 $133,380,069 $(285,477,934) 79,390,696 (62,213,618) $729,201,998 1,579,767
Total Affiliated Securities .... $1,257,730,336 $242,941,099 $(287,261,653) $79,476,493 $(36,463,096) $1,256,423,179 $1,896,384
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 576,798 — — 3,034 579,832 50,596 402
Franklin Income Fund, Class R6 . 11,942,166 53,950 (11,891,360) 717,949 (822,705) —
a
— 53,949
Franklin International Growth Fund,
Class R6 ................ 2,809,700 — (111,201) 9,078 (80,764) 2,626,813 124,967 —
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund (continued)
Franklin Liberty High Yield
Corporate ETF ............ $ 1,128,022 $ 619,470 $ — $ — $ (16,827) $ 1,730,665 65,905 $ 20,739
Franklin Liberty International
Aggregate Bond ETF ........ 1,085,024 78,729 — — (20,402) 1,143,351 45,570 —
Franklin Liberty Investment Grade
Corporate ETF ............ 5,137,342 339,034 — — (304,453) 5,171,923 202,741 37,357
Franklin Liberty Senior Loan ETF — 2,299,110 — — (6,233) 2,292,877 92,343 6,918
Franklin Liberty U.S. Core Bond
ETF .................... 11,529,824 2,849,440 (969,443) (42,633) (465,837) 12,901,351 512,365 77,024
Franklin Liberty U.S. Treasury Bond
ETF .................... 2,864,210 385,430 — — (130,936) 3,118,704 130,599 12,436
Franklin LibertyQ U.S. Equity ETF 3,520,625 — (3,590,129) 783,117 (713,613) —
a
— 7,059
Franklin U.S. Core Equity (IU) Fund 3,140,134 — — — 220,360 3,360,494 250,409 —
Franklin U.S. Government
Securities Fund, Class R6 ..... 3,944,487 425,395 (1,136,736) 2,545 (68,771) 3,166,920 526,942 29,935
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 1,298,368 11,581,150 (12,215,273) — — 664,245 664,245 6
Templeton Developing Markets
Trust, Class R6 ............ 616,505 — (52,047) 9,361 28,511 602,330 22,593 —
Templeton Foreign Fund, Class R6 1,273,505 — (67,109) 9,194 97,963 1,313,553 172,836 —
Total Non-Controlled Affiliates $50,289,912 $19,208,506 $(30,033,298) 1,488,611 (2,280,673) $38,673,058 245,825
Total Affiliated Securities .... $50,289,912 $19,208,506 $(30,033,298) $1,488,611 $(2,280,673) $38,673,058 $245,825
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 675,909 — — 3,555 679,464 59,290 472
ClearBridge Large Cap Value Fund,
Class IS ................. — 2,336,378 — — 45,021 2,381,399 65,948 6,740
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,009,327 28,390 — — 59,623 1,097,340 88,998 —
Franklin FTSE China ETF ..... 193,240 5,548 — — 1,533 200,321 6,225 —
Franklin FTSE Europe ETF .... 675,662 17,382 (152,261) 16,659 12,364 569,806 20,872 —
Franklin FTSE Japan ETF ..... 349,736 381,169 — — 12,650 743,555 24,451 —
Franklin Growth Fund, Class R6 . 4,577,804 116,332 (210,298) 83 86,649 4,570,570 33,017 —
Franklin International Core Equity
(IU) Fund ................ 2,107,449 49,711 (230,007) 27,758 45,426 2,000,337 162,497 —
Franklin International Growth Fund,
Class R6 ................ 702,671 17,844 — — (20,502) 700,013 33,302 —
Franklin Liberty High Yield
Corporate ETF ............ 568,443 1,308,017 (45,818) 172 (13,359) 1,817,455 69,210 13,857
Franklin Liberty International
Aggregate Bond ETF ........ 1,481,610 184,379 (44,504) (648) (27,773) 1,593,064 63,494 —
Franklin Liberty Investment Grade
Corporate ETF ............ 1,532,130 80,253 (617,917) (32,349) (54,344) 907,773 35,585 9,124
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Franklin Liberty Senior Loan ETF $ — $ 1,391,905 $ (14,948) $ (75) $ (11,232) $ 1,365,650 55,000 $ 4,063
Franklin Liberty Short Duration U.S.
Government ETF ........... 1,457,794 35,961 (1,488,273) (4,336) (1,146) —
a
— 2,548
Franklin Liberty Systematic Style
Premia ETF .............. 187,254 5,951 — — 53 193,258 9,825 —
Franklin Liberty U.S. Core Bond
ETF .................... 9,134,692 690,296 (2,668,928) (52,542) (284,190) 6,819,328 270,823 49,164
Franklin Liberty U.S. Treasury Bond
ETF .................... 1,878,488 103,572 (771,311) (40,475) (35,831) 1,134,443 47,506 6,527
Franklin LibertyQ U.S. Equity ETF 3,349,931 251,981 (1,210,065) 96,236 58,491 2,546,574 63,569 8,826
Franklin Low Duration Total Return
Fund, Class R6 ............ 1,679,031 3,663 (1,684,317) 20,534 (18,911) —
a
— 5,208
Franklin Rising Dividends Fund,
Class R6 ................ 2,381,190 102,020 (2,573,669) 929,863 (839,404) —
a
— —
Franklin U.S. Core Equity (IU) Fund 4,102,258 108,352 — — 289,851 4,500,461 335,355 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 153,283 4,550,618 (4,199,272) — — 504,629 504,629 —
Templeton Developing Markets
Trust, Class R6 ............ 812,524 23,159 — — 44,765 880,448 33,025 4
Templeton Foreign Fund, Class R6 970,861 82,295 (87,612) 10,045 76,237 1,051,826 138,398 —
Templeton Global Total Return
Fund, Class R6 ............ 430,004 18,718 (430,073) (38,648) 19,999 —
a
— 7,241
Western Asset Core Plus Bond
Fund, Class S ............. — 901,027 — — (3,015) 898,012 75,400 443
Western Asset Short-Term Bond
Fund, Class IS ............ — 2,252,174 — — (5,714) 2,246,460 571,618 716
Total Non-Controlled Affiliates $39,735,382 $15,723,004 $(16,429,273) 932,277 (559,204) $39,402,186 114,933
Total Affiliated Securities .... $39,735,382 $15,723,004 $(16,429,273) $932,277 $(559,204) $39,402,186 $114,933
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 2,139,413 — — 11,252 2,150,665 187,667 1,492
ClearBridge Large Cap Value Fund,
Class IS ................. — 8,079,524 — — 162,640 8,242,164 228,252 23,328
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,947,628 — — — 237,605 4,185,233 339,435 —
Franklin FTSE China ETF ..... 744,331 — — — 8,681 753,012 23,400 —
Franklin FTSE Europe ETF .... 2,496,942 — (88,151) 6,180 110,170 2,525,141 92,496 —
Franklin FTSE Japan ETF ..... 1,323,870 933,465 — — 50,115 2,307,450 75,878 —
Franklin Growth Fund, Class R6 . 18,306,866 — (1,275,990) 39,165 296,548 17,366,589 125,454 —
Franklin International Core Equity
(IU) Fund ................ 8,007,443 — (780,672) 94,041 186,616 7,507,428 609,864 —
Franklin International Growth Fund,
Class R6 ................ 2,721,050 — — — (75,515) 2,645,535 125,858 —
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Franklin Liberty High Yield
Corporate ETF ............ $ 1,440,834 $ 3,701,837 $ (99,439) $ 238 $ (34,611) $ 5,008,859 190,741 $ 37,049
Franklin Liberty International
Aggregate Bond ETF ........ 3,666,985 213,063 (218,131) (3,506) (64,319) 3,594,092 143,248 —
Franklin Liberty Investment Grade
Corporate ETF ............ 3,774,470 252,273 (961,262) (44,342) (173,279) 2,847,860 111,637 24,731
Franklin Liberty Senior Loan ETF — 3,668,202 (43,597) (219) (29,623) 3,594,763 144,775 10,720
Franklin Liberty Short Duration U.S.
Government ETF ........... 3,604,988 — (3,591,604) (10,330) (3,054) —
a
— 6,309
Franklin Liberty Systematic Style
Premia ETF .............. 586,336 — — — 322 586,658 29,825 —
Franklin Liberty U.S. Core Bond
ETF .................... 24,272,456 660,378 (6,112,416) (142,333) (715,806) 17,962,279 713,355 127,901
Franklin Liberty U.S. Treasury Bond
ETF .................... 4,894,923 — (2,577,540) (133,438) (54,828) 2,129,117 89,159 15,441
Franklin LibertyQ U.S. Equity ETF 12,582,170 345,413 (3,183,338) 242,849 338,410 10,325,504 257,751 33,694
Franklin Low Duration Total Return
Fund, Class R6 ............ 4,390,545 9,574 (4,404,426) 88,720 (84,413) —
a
— 13,670
Franklin Rising Dividends Fund,
Class R6 ................ 9,108,959 186,317 (9,646,102) 5,033,039 (4,682,213) —
a
— —
Franklin U.S. Core Equity (IU) Fund 15,790,078 — — — 1,108,076 16,898,154 1,259,177 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 910,873 6,037,093 (6,143,491) — — 804,475 804,475 11
Templeton Developing Markets
Trust, Class R6 ............ 3,147,351 — (277,881) 42,251 134,142 3,045,863 114,248 —
Templeton Foreign Fund, Class R6 3,783,721 — (248,680) 25,226 285,642 3,845,909 506,041 —
Templeton Global Total Return
Fund, Class R6 ............ 1,346,867 22,269 (1,311,932) (134,474) 77,270 —
a
— 22,269
Western Asset Core Plus Bond
Fund, Class S ............. — 2,851,964 — — (9,542) 2,842,422 238,658 1,402
Western Asset Short-Term Bond
Fund, Class IS ............ — 4,277,200 — — (10,852) 4,266,348 1,085,585 1,360
Total Non-Controlled Affiliates $130,849,686 $33,377,985 $(40,964,652) 5,103,067 (2,930,566) $125,435,520 319,377
Total Affiliated Securities .... $130,849,686 $33,377,985 $(40,964,652) $5,103,067 $(2,930,566) $125,435,520 $319,377
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 761,541 — — 4,005 765,546 66,802 531
ClearBridge Large Cap Value Fund,
Class IS ................. — 4,896,455 — — 93,646 4,990,101 138,192 14,124
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,499,782 — — — 150,460 2,650,242 214,943 —
Franklin FTSE China ETF ..... 502,964 69,267 — — 5,786 578,017 17,962 —
Franklin FTSE Europe ETF .... 1,466,324 — — — 69,465 1,535,789 56,256 —
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Franklin FTSE Japan ETF ..... $ 731,665 $ 977,297 $ — $ — $ 36,542 $ 1,745,504 57,399 $ —
Franklin Growth Fund, Class R6 . 10,345,578 — (43,123) 1,388 205,710 10,509,553 75,920 —
Franklin International Core Equity
(IU) Fund ................ 4,684,093 118,648 (527,941) 63,594 100,099 4,438,493 360,560 —
Franklin International Growth Fund,
Class R6 ................ 1,506,778 — — — (41,816) 1,464,962 69,694 —
Franklin Liberty High Yield
Corporate ETF ............ 523,376 1,785,198 — — (16,444) 2,292,130 87,286 16,191
Franklin Liberty International
Aggregate Bond ETF ........ 1,252,548 300,662 (13,790) (215) (22,314) 1,516,891 60,458 —
Franklin Liberty Investment Grade
Corporate ETF ............ 1,368,125 107,478 (60,734) (3,846) (80,830) 1,330,193 52,144 10,212
Franklin Liberty Senior Loan ETF — 1,143,549 — — (9,439) 1,134,110 45,675 3,412
Franklin Liberty Short Duration U.S.
Government ETF ........... 1,336,287 — (1,331,326) (3,830) (1,131) —
a
— 2,339
Franklin Liberty Systematic Style
Premia ETF .............. 284,567 83,652 — — (390) 367,829 18,700 —
Franklin Liberty U.S. Core Bond
ETF .................... 8,612,136 1,064,071 (94,177) (3,858) (342,501) 9,235,671 366,786 54,892
Franklin Liberty U.S. Treasury Bond
ETF .................... 1,734,123 — (526,528) (27,826) (43,320) 1,136,449 47,590 6,183
Franklin LibertyQ U.S. Equity ETF 7,291,097 244,793 (1,862,644) 134,907 198,524 6,006,677 149,942 19,601
Franklin Low Duration Total Return
Fund, Class R6 ............ 1,566,968 3,426 (1,572,013) 48,336 (46,717) —
a
— 4,960
Franklin Rising Dividends Fund,
Class R6 ................ 5,244,910 193,387 (5,660,900) 1,980,736 (1,758,133) —
a
— —
Franklin U.S. Core Equity (IU) Fund 9,352,120 — — — 656,289 10,008,409 745,783 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 461,257 4,968,779 (5,225,430) — — 204,606 204,606 7
Templeton Developing Markets
Trust, Class R6 ............ 2,067,967 — — — 117,210 2,185,177 81,965 —
Templeton Foreign Fund, Class R6 2,171,717 293,419 — — 191,142 2,656,278 349,510 —
Templeton Global Total Return
Fund, Class R6 ............ 663,118 93,398 (726,015) (56,934) 26,433 —
a
— 11,904
Western Asset Core Plus Bond
Fund, Class S ............. — 1,332,422 — — (4,458) 1,327,964 111,500 655
Total Non-Controlled Affiliates $65,667,500 $18,437,442 $(17,644,621) 2,132,452 (512,182) $68,080,591 145,011
Total Affiliated Securities .... $65,667,500 $18,437,442 $(17,644,621) $2,132,452 $(512,182) $68,080,591 $145,011
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 1,470,951 — — 7,736 1,478,687 129,030 1,026
ClearBridge Large Cap Value Fund,
Class IS ................. — 10,184,427 — — 206,046 10,390,473 287,745 29,409
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 6,231,816 $ — $ — $ — $ 375,088 $ 6,606,904 535,840 $ —
Franklin FTSE China ETF ..... 1,174,547 — — — 13,699 1,188,246 36,925 —
Franklin FTSE Europe ETF .... 3,285,049 — — — 155,625 3,440,674 126,032 —
Franklin FTSE Japan ETF ..... 1,741,892 1,694,669 — — 63,417 3,499,978 115,093 —
Franklin Growth Fund, Class R6 . 22,993,541 — (167,778) 5,399 453,163 23,284,325 168,203 —
Franklin International Core Equity
(IU) Fund ................ 10,556,792 — (1,200,000) 145,283 216,587 9,718,662 789,493 —
Franklin International Growth Fund,
Class R6 ................ 3,316,469 — — — (92,039) 3,224,430 153,398 —
Franklin Liberty High Yield
Corporate ETF ............ 744,748 2,989,812 — — (17,404) 3,717,156 141,552 22,899
Franklin Liberty International
Aggregate Bond ETF ........ 2,040,407 230,207 — — (36,350) 2,234,264 89,050 —
Franklin Liberty Investment Grade
Corporate ETF ............ 1,950,538 — (1,918) (113) (113,063) 1,835,444 71,950 13,712
Franklin Liberty Senior Loan ETF — 2,289,343 (36,123) (181) (18,338) 2,234,701 90,000 6,642
Franklin Liberty Short Duration U.S.
Government ETF ........... 1,924,575 — (1,917,430) (5,771) (1,374) —
a
— 3,368
Franklin Liberty Systematic Style
Premia ETF .............. 577,980 — — — 318 578,298 29,400 —
Franklin Liberty U.S. Core Bond
ETF .................... 11,028,501 1,125,635 (577,702) (15,612) (413,837) 11,146,985 442,692 67,526
Franklin Liberty U.S. Treasury Bond
ETF .................... 2,391,313 — (1,198,511) (64,098) (30,821) 1,097,883 45,975 7,771
Franklin LibertyQ U.S. Equity ETF 16,257,690 — (4,236,372) 453,457 264,826 12,739,601 318,013 42,310
Franklin Low Duration Total Return
Fund, Class R6 ............ 2,225,009 4,866 (2,232,174) 34,331 (32,032) —
a
— 7,042
Franklin Rising Dividends Fund,
Class R6 ................ 11,680,863 — (12,070,198) 6,121,810 (5,732,475) —
a
— —
Franklin U.S. Core Equity (IU) Fund 20,803,766 — — — 1,459,914 22,263,680 1,658,993 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 150,290 6,174,100 (4,783,564) — — 1,540,826 1,540,826 11
Templeton Developing Markets
Trust, Class R6 ............ 5,118,546 — — — 290,112 5,408,658 202,875 —
Templeton Foreign Fund, Class R6 4,681,872 982,227 — — 401,304 6,065,403 798,079 —
Templeton Global Total Return
Fund, Class R6 ............ 1,350,909 22,336 (1,315,869) (114,738) 57,362 —
a
— 22,336
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Western Asset Core Plus Bond
Fund, Class S ............. $ — $ 1,470,647 $ — $ — $ (4,920) $ 1,465,727 123,067 $ 723
Total Non-Controlled Affiliates $132,227,113 $28,639,220 $(29,737,639) 6,559,767 (2,527,456) $135,161,005 224,775
Total Affiliated Securities .... $132,227,113 $28,639,220 $(29,737,639) $6,559,767 $(2,527,456) $135,161,005 $224,775
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 4,715,255 — — 91,084 4,806,339 133,103 13,604
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,703,240 — — — 162,706 2,865,946 232,437 —
Franklin FTSE China ETF ..... 508,944 108,733 — — 5,810 623,487 19,375 —
Franklin FTSE Europe ETF .... 1,505,969 — — — 71,343 1,577,312 57,777 —
Franklin FTSE Japan ETF ..... 803,196 873,805 — — 31,828 1,708,829 56,193 —
Franklin Growth Fund, Class R6 . 10,560,384 168,314 (644,040) 34,852 175,084 10,294,594 74,367 —
Franklin International Core Equity
(IU) Fund ................ 4,999,128 — (612,216) 63,134 109,434 4,559,480 370,388 —
Franklin International Growth Fund,
Class R6 ................ 1,580,855 88,871 — — (42,975) 1,626,751 77,391 —
Franklin Liberty High Yield
Corporate ETF ............ 189,800 1,043,094 — — (4,451) 1,228,443 46,780 6,845
Franklin Liberty Investment Grade
Corporate ETF ............ 496,944 — (9,590) (564) (28,248) 458,542 17,975 3,468
Franklin Liberty Senior Loan ETF — 627,085 (623) (3) (5,088) 621,371 25,025 1,834
Franklin Liberty Short Duration U.S.
Government ETF ........... 488,325 — (486,513) (1,569) (243) —
a
— 855
Franklin Liberty Systematic Style
Premia ETF .............. 242,300 — — — 133 242,433 12,325 —
Franklin Liberty U.S. Core Bond
ETF .................... 2,884,293 331,994 (463,484) (12,389) (98,251) 2,642,163 104,931 17,375
Franklin Liberty U.S. Treasury Bond
ETF .................... 609,526 — (280,695) (14,981) (9,380) 304,470 12,750 2,020
Franklin LibertyQ U.S. Equity ETF 7,510,669 152,906 (1,896,678) 148,581 195,114 6,110,592 152,536 19,940
Franklin Low Duration Total Return
Fund, Class R6 ............ 567,043 1,240 (568,869) 8,030 (7,444) —
a
— 1,795
Franklin Rising Dividends Fund,
Class R6 ................ 5,240,035 221,186 (5,684,646) 1,890,226 (1,666,801) —
a
— —
Franklin U.S. Core Equity (IU) Fund 9,792,410 — (187,677) 13,041 666,434 10,284,208 766,334 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 137,383 4,490,550 (3,990,913) — — 637,020 637,020 5
Templeton Developing Markets
Trust, Class R6 ............ 2,174,948 — (202,891) 39,143 89,291 2,100,491 78,788 —
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Templeton Foreign Fund, Class R6 $ 2,153,890 $ 626,383 $ — $ — $ 182,273 $ 2,962,546 389,809 $ —
Total Non-Controlled Affiliates $55,149,282 $13,449,416 $(15,028,835) 2,167,501 (82,347) $55,655,017 67,741
Total Affiliated Securities .... $55,149,282 $13,449,416 $(15,028,835) $2,167,501 $(82,347) $55,655,017 $67,741
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 8,606,041 — — 167,911 8,773,952 242,978 24,834
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,125,258 — — — 308,485 5,433,743 440,693 —
Franklin FTSE China ETF ..... 966,198 91,015 — — 11,163 1,068,376 33,200 —
Franklin FTSE Europe ETF .... 2,648,329 103,124 — — 125,394 2,876,847 105,379 —
Franklin FTSE Japan ETF ..... 1,342,125 2,041,169 — — 54,070 3,437,364 113,034 —
Franklin Growth Fund, Class R6 . 19,573,768 — (202,375) 6,512 382,421 19,760,326 142,746 —
Franklin International Core Equity
(IU) Fund ................ 8,702,913 — (972,891) 110,424 188,679 8,029,125 652,244 —
Franklin International Growth Fund,
Class R6 ................ 2,798,056 233,834 — — (77,652) 2,954,238 140,544 —
Franklin Liberty Systematic Style
Premia ETF .............. 414,809 — — — 228 415,037 21,100 —
Franklin Liberty U.S. Core Bond
ETF .................... 1,614,658 224,467 (204,569) (5,081) (60,333) 1,569,142 62,317 10,247
Franklin LibertyQ U.S. Equity ETF 13,815,338 — (3,457,074) 332,509 283,504 10,974,277 273,946 36,256
Franklin Rising Dividends Fund,
Class R6 ................ 9,742,984 154,346 (10,321,191) 4,723,981 (4,300,120) —
a
— —
Franklin U.S. Core Equity (IU) Fund 17,842,471 — — — 1,252,103 19,094,574 1,422,845 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 57,646 4,101,815 (3,328,725) — — 830,736 830,736 6
Templeton Developing Markets
Trust, Class R6 ............ 4,089,916 — — — 231,810 4,321,726 162,105 —
Templeton Foreign Fund, Class R6 4,023,269 1,456,029 — — 339,919 5,819,217 765,686 —
Total Non-Controlled Affiliates $92,757,738 $17,011,840 $(18,486,825) 5,168,345 (1,092,418) $95,358,680 71,343
Total Affiliated Securities .... $92,757,738 $17,011,840 $(18,486,825) $5,168,345 $(1,092,418) $95,358,680 $71,343
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 4,662,917 — — 89,326 4,752,243 131,605 13,451
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,749,839 — — — 165,511 2,915,350 236,444 —
Franklin FTSE China ETF ..... 558,248 13,693 — — 6,495 578,436 17,975 —
Franklin FTSE Europe ETF .... 1,526,769 131,124 — — 72,245 1,730,138 63,375 —
Franklin FTSE Japan ETF ..... 772,464 1,061,819 — — 26,323 1,860,606 61,184 —
Franklin Growth Fund, Class R6 . 10,032,925 411,247 (148,662) 184 202,241 10,497,935 75,836 —
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Franklin International Core Equity
(IU) Fund ................ $ 5,008,274 $ — $ (545,225) $ 46,772 $ 126,051 $ 4,635,872 376,594 $ —
Franklin International Growth Fund,
Class R6 ................ 1,525,111 236,980 — — (37,845) 1,724,246 82,029 —
Franklin Liberty Systematic Style
Premia ETF .............. 208,879 — — — 115 208,994 10,625 —
Franklin Liberty U.S. Core Bond
ETF .................... 347,612 51,562 (388,101) 2,541 (13,614) —
a
— 1,434
Franklin LibertyQ U.S. Equity ETF 7,526,545 185,365 (1,778,977) 117,648 227,943 6,278,524 156,728 20,488
Franklin Rising Dividends Fund,
Class R6 ................ 5,121,977 454,070 (5,791,678) 1,799,506 (1,583,875) —
a
— —
Franklin U.S. Core Equity (IU) Fund 9,397,730 — — — 659,490 10,057,220 749,420 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 2,912,213 (2,461,425) — — 450,788 450,788 5
Templeton Developing Markets
Trust, Class R6 ............ 2,163,284 — (83,790) 12,889 113,015 2,205,398 82,723 —
Templeton Foreign Fund, Class R6 2,197,341 911,320 — — 185,018 3,293,679 433,379 —
Total Non-Controlled Affiliates $49,136,998 $11,032,310 $(11,197,858) 1,979,540 238,439 $51,189,429 35,378
Total Affiliated Securities .... $49,136,998 $11,032,310 $(11,197,858) $1,979,540 $238,439 $51,189,429 $35,378
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 2,738,163 — — 51,391 2,789,554 77,252 7,895
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,532,282 81,072 — — 93,293 1,706,647 138,414 —
Franklin FTSE China ETF ..... 314,018 21,747 — — 3,637 339,402 10,547 —
Franklin FTSE Europe ETF .... 837,553 129,076 — — 40,959 1,007,588 36,908 —
Franklin FTSE Japan ETF ..... 434,996 624,642 — — 15,812 1,075,450 35,365 —
Franklin Growth Fund, Class R6 . 5,738,706 346,674 (41,839) (2,252) 117,117 6,158,406 44,488 —
Franklin International Core Equity
(IU) Fund ................ 2,803,333 106,227 (309,452) 9,081 88,832 2,698,021 219,173 —
Franklin International Growth Fund,
Class R6 ................ 863,616 351,543 — — (20,441) 1,194,718 56,837 —
Franklin Liberty Systematic Style
Premia ETF .............. 111,075 — — — 60 111,135 5,650 —
Franklin Liberty U.S. Core Bond
ETF .................... 224,001 — (217,735) 820 (7,086) —
a
— 805
Franklin LibertyQ U.S. Equity ETF 4,237,997 279,095 (1,028,603) 47,566 152,069 3,688,124 92,065 11,908
Franklin Rising Dividends Fund,
Class R6 ................ 2,867,319 352,461 (3,346,885) 840,470 (713,365) —
a
— —
Franklin U.S. Core Equity (IU) Fund 5,291,921 140,963 — — 376,530 5,809,414 432,892 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 222,738 2,268,396 (2,118,285) — — 372,849 372,849 3
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Templeton Developing Markets
Trust, Class R6 ............ $ 1,207,703 $ 17,576 $ — $ — $ 69,016 $ 1,294,295 48,548 $ —
Templeton Foreign Fund, Class R6 1,298,745 443,145 — — 108,082 1,849,972 243,417 —
Total Non-Controlled Affiliates $27,986,003 $7,900,780 $(7,062,799) 895,685 375,906 $30,095,575 20,611
Total Affiliated Securities .... $27,986,003 $7,900,780 $(7,062,799) $895,685 $375,906 $30,095,575 $20,611
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 86,231 — — 1,895 88,126 2,440 249
Franklin Emerging Market Core
Equity (IU) Fund ........... — 55,376 (3,832) (167) 1,093 52,470 4,256 —
Franklin FTSE China ETF ..... — 11,787 — — (781) 11,006 342 —
Franklin FTSE Europe ETF .... — 32,625 (5,379) 128 1,591 28,965 1,061 —
Franklin FTSE Japan ETF ..... — 34,536 (1,501) — 690 33,725 1,109 —
Franklin Growth Fund, Class R6 . — 207,346 (23,913) (571) 6,654 189,516 1,369 —
Franklin International Core Equity
(IU) Fund ................ — 93,523 (10,394) 87 3,941 87,157 7,080 —
Franklin International Growth Fund,
Class R6 ................ — 42,663 (4,615) (167) (144) 37,737 1,795 —
Franklin Liberty Systematic Style
Premia ETF .............. — 4,957 — — (39) 4,918 250 —
Franklin Liberty U.S. Core Bond
ETF .................... — 8,434 (8,262) (172) — —
a
— 15
Franklin LibertyQ U.S. Equity ETF — 157,810 (51,973) 960 8,095 114,892 2,868 381
Franklin Rising Dividends Fund,
Class R6 ................ — 114,360 (120,722) 6,362 — —
a
— —
Franklin U.S. Core Equity (IU) Fund — 194,972 (21,330) 102 12,020 185,764 13,842 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 44,904 (33,620) — — 11,284 11,284 —
Templeton Developing Markets
Trust, Class R6 ............ — 44,302 (2,674) (102) 235 41,761 1,566 —
Templeton Foreign Fund, Class R6 — 59,918 (5,696) 259 3,944 58,425 7,688 —
Total Non-Controlled Affiliates $— $1,193,744 $(293,911) 6,719 39,194 $945,746 645
Total Affiliated Securities .... $— $1,193,744 $(293,911) $6,719 $39,194 $945,746 $645
Franklin Moderate Allocation Fund
Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. $— $123,815,120 $— — 2,649,414 126,464,534 3,502,203 357,942
Franklin Emerging Market Core
Equity (IU) Fund ........... $40,977,794 $— $— — 2,466,420 43,444,214 3,523,456 —
Franklin Liberty International
Aggregate Bond ETF ........ $60,473,317 $524,119 $(19,310,818) (234,933) (856,065) 40,595,620 1,618,000 —
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Franklin U.S. Core Equity (IU) Fund $258,629,036 $— $— $ — $ 18,149,406 $ 276,778,442 20,624,325 $ —
Total Controlled Affiliates .... $360,080,147 $124,339,239 $(19,310,818) (234,933) 22,409,175 $487,282,810 357,942
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ — $ 20,114,009 $ — — 105,789 20,219,798 1,764,380 14,031
Franklin FTSE China ETF ..... 7,797,976 2,292,275 — — 88,283 10,178,534 316,300 —
Franklin FTSE Europe ETF .... 30,926,256 — (5,650,701) 443,286 951,102 26,669,943 976,921 —
Franklin FTSE Japan ETF ..... 15,981,407 3,621,103 — — 339,577 19,942,087 655,774 —
Franklin Growth Fund, Class R6 . 284,751,290 — (14,973,701) 843,407 4,908,904 275,529,900 1,990,392 —
Franklin International Core Equity
(IU) Fund ................ 101,306,605 — — — 4,021,461 105,328,066 8,556,301 —
Franklin International Growth Fund,
Class R6 ................ 33,224,578 — — — (922,051) 32,302,527 1,536,752 —
Franklin Liberty High Yield
Corporate ETF ............ 18,947,477 42,119,598 — — (515,428) 60,551,647 2,305,851 486,226
Franklin Liberty Investment Grade
Corporate ETF ............ 50,810,800 7,393,838 — — (2,973,575) 55,231,063 2,165,075 378,178
Franklin Liberty Senior Loan ETF — 41,022,066 — — (339,973) 40,682,093 1,638,425 122,738
Franklin Liberty Short Duration U.S.
Government ETF ........... 48,229,275 — (48,050,217) (156,176) (22,882) —
a
— 84,405
Franklin Liberty Systematic Style
Premia ETF .............. 8,282,421 — — — 4,550 8,286,971 421,300 —
Franklin Liberty U.S. Core Bond
ETF .................... 295,876,084 10,996,908 (11,885,463) (48,905) (10,959,893) 283,978,731 11,277,948 1,720,486
Franklin Liberty U.S. Treasury Bond
ETF .................... 59,426,589 3,878,599 — — (2,585,512) 60,719,676 2,542,700 245,849
Franklin LibertyQ U.S. Equity ETF 204,062,468 31,231,537 (50,044,404) 4,375,925 4,629,019 194,254,545 4,849,090 532,347
Franklin Low Duration Total Return
Fund, Class R6 ............ 54,722,180 119,672 (54,898,391) 527,390 (470,851) —
a
— 173,227
Franklin Rising Dividends Fund,
Class R6 ................ 145,564,206 — (150,002,629) 86,378,516 (81,940,093) —
a
— —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 53,557,044 (41,502,352) — — 12,054,692 12,054,692 125
Templeton Developing Markets
Trust, Class R6 ............ 33,342,978 — — — 1,889,832 35,232,810 1,321,561 —
Templeton Foreign Fund, Class R6 44,361,410 — (1,635,597) 218,395 3,535,255 46,479,463 6,115,719 —
Templeton Global Total Return
Fund, Class R6 ............ 19,342,865 319,814 (18,841,144) (2,197,026) 1,375,491 —
a
— 319,814
Western Asset Core Plus Bond
Fund, Class S ............. — 45,247,198 — — (151,381) 45,095,817 3,786,383 22,248
Total Non-Controlled Affiliates $1,456,956,865 $261,913,661 $(397,484,599) 90,384,812 (79,032,376) $1,332,738,363 4,099,674
Total Affiliated Securities .... $1,817,037,012 $386,252,900 $(416,795,417) $90,149,879 $(56,623,201) $1,820,021,173 $4,457,616
a
As of March 31, 2021, no longer held by the fund.
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,278,736,065 $ — $ — $ 1,278,736,065
Short Term Investments ................... 11,046,281 — — 11,046,281
Total Investments in Securities ........... $1,289,782,346 $— $— $1,289,782,346
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 977,722,840 — — 977,722,840
Short Term Investments ................... 394,091 — — 394,091
Total Investments in Securities ........... $978,116,931 $— $— $978,116,931
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 24,108,240 $ — $ — $ 24,108,240
Air Freight & Logistics ................... 10,981,354 14,262,610 — 25,243,964
Automobiles .......................... — 34,384,554 — 34,384,554
Banks ............................... 113,461,500 38,912,281 — 152,373,781
Beverages ........................... 47,293,230 — — 47,293,230
Biotechnology ......................... 40,610,120 — — 40,610,120
Building Products ...................... 14,072,600 — — 14,072,600
Capital Markets ........................ 42,952,430 4,864,755 — 47,817,185
Chemicals ........................... 12,326,160 14,707,972 — 27,034,132
Communications Equipment .............. 12,539,675 — — 12,539,675
Diversified Telecommunication Services ..... 11,659,075 — — 11,659,075
Electric Utilities ........................ 46,515,760 13,422,064 — 59,937,824
Electrical Equipment .................... — 17,309,584 — 17,309,584
Electronic Equipment, Instruments &
Components ........................ 12,007,230 12,873,260 — 24,880,490
Entertainment ......................... 11,777,190 28,816,778 — 40,593,968
Equity Real Estate Investment Trusts (REITs) . 32,633,799 — — 32,633,799
Food & Staples Retailing ................. 23,091,100 — — 23,091,100

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Food Products ........................ $ 14,632,500 $ 21,977,889 $ — $ 36,610,389
Health Care Equipment & Supplies ......... 21,930,420 — — 21,930,420
Health Care Providers & Services .......... 48,088,635 — — 48,088,635
Hotels, Restaurants & Leisure ............. 11,879,420 — — 11,879,420
Household Durables .................... — 20,320,027 — 20,320,027
Household Products .................... 28,169,440 — — 28,169,440
Industrial Conglomerates ................ 23,986,235 15,722,785 — 39,709,020
Insurance ............................ 29,398,781 40,399,980 — 69,798,761
Interactive Media & Services .............. 72,097,830 18,355,856 — 90,453,686
Internet & Direct Marketing Retail .......... 71,647,855 — — 71,647,855
IT Services ........................... 56,353,224 15,569,965 — 71,923,189
Life Sciences Tools & Services ............ 11,137,740 — — 11,137,740
Machinery ............................ 37,956,561 12,408,339 — 50,364,900
Marine .............................. — 13,127,773 — 13,127,773
Media ............................... 11,779,747 — — 11,779,747
Metals & Mining ....................... 25,398,563 49,496,583 — 74,895,146
Multiline Retail ........................ 24,251,434 — — 24,251,434
Multi-Utilities .......................... 11,394,000 10,790,570 — 22,184,570
Oil, Gas & Consumable Fuels ............. 50,878,996 45,214,737 — 96,093,733
Personal Products ..................... — 10,433,051 — 10,433,051
Pharmaceuticals ....................... 49,092,546 89,856,843 — 138,949,389
Road & Rail .......................... 39,249,370 — — 39,249,370
Semiconductors & Semiconductor Equipment . 131,355,099 20,645,097 — 152,000,196
Software ............................. 148,616,757 — — 148,616,757
Specialty Retail ........................ 90,181,815 — — 90,181,815
Technology Hardware, Storage & Peripherals . 36,645,000 — — 36,645,000
Textiles, Apparel & Luxury Goods .......... 21,793,960 — — 21,793,960
Trading Companies & Distributors .......... — 20,310,743 — 20,310,743
Wireless Telecommunication Services ....... — 26,107,124 — 26,107,124
Management Investment Companies ......... 292,455,317 — — 292,455,317
Corporate Bonds ........................ — 133,196,884 — 133,196,884
Foreign Government and Agency Securities .... — 263,084,211 — 263,084,211
U.S. Government and Agency Securities ....... — 147,913,556 — 147,913,556
Mortgage-Backed Securities ................ — 89,170,636 — 89,170,636
Short Term Investments ................... 140,480,690 — — 140,480,690
Total Investments in Securities ........... $1,956,881,398 $1,243,656,507
b
$— $3,200,537,905
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 12,742,059 $ — $ 12,742,059
Total Other Financial Instruments ......... $— $12,742,059 $— $12,742,059
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 104,238 $ — $ 104,238
$— $— $— $—
6. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,388,273,198 $ — $ — $ 1,388,273,198
Short Term Investments ................... 7,500,012 8,964,991 — 16,465,003
Total Investments in Securities ........... $1,395,773,210 $8,964,991 $— $1,404,738,201
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 51,639,732 — — 51,639,732
Index-Linked Notes ...................... — 5,727,329 — 5,727,329
Short Term Investments ................... 664,245 — — 664,245
Total Investments in Securities ........... $52,303,977 $5,727,329 $— $58,031,306
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 45,076,064 — — 45,076,064
Short Term Investments ................... 504,629 — — 504,629
Total Investments in Securities ........... $45,580,693 $— $— $45,580,693
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 142,365,307 — — 142,365,307
Short Term Investments ................... 804,475 646,023 — 1,450,498
Total Investments in Securities ........... $143,169,782 $646,023 $— $143,815,805
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 76,219,192 — — 76,219,192
Short Term Investments ................... 204,606 531,901 — 736,507
Total Investments in Securities ........... $76,423,798 $531,901 $— $76,955,699
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 147,528,436 — — 147,528,436
Short Term Investments ................... 1,540,826 127,972 — 1,668,798
Total Investments in Securities ........... $149,069,262 $127,972 $— $149,197,234
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 61,615,334 — — 61,615,334
Short Term Investments ................... 637,020 100,755 — 737,775
Total Investments in Securities ........... $62,252,354 $100,755 $— $62,353,109
6. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 105,646,965 $ — $ — $ 105,646,965
Short Term Investments ................... 830,736 55,105 — 885,841
Total Investments in Securities ........... $106,477,701 $55,105 $— $106,532,806
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 57,156,354 — — 57,156,354
Short Term Investments ................... 450,788 14,561 — 465,349
Total Investments in Securities ........... $57,607,142 $14,561 $— $57,621,703
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 33,564,844 — — 33,564,844
Short Term Investments ................... 372,849 — — 372,849
Total Investments in Securities ........... $33,937,693 $— $— $33,937,693
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,060,177 — — 1,060,177
Short Term Investments ................... 11,284 — — 11,284
Total Investments in Securities ........... $1,071,461 $— $— $1,071,461
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 2,010,344,945 — — 2,010,344,945
Short Term Investments ................... 12,054,692 6,876,391 — 18,931,083
Total Investments in Securities ........... $2,022,399,637 $6,876,391 $— $2,029,276,028
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes foreign securities valued at $610,291,220, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Abbreviations
Counterparty
BZWS
Barclays Bank plc
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
FRN Floating Rate Note
GNMA Government National Mortgage Association
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.